UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2005

Item 1:	Schedule of Investments

Vanguard Long-Term Investment-Grade Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (4.3%)

Agency Bonds and Notes (4.3%)
* Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	81,400	94,468
* Federal National Mortgage Assn	6.625%	11/15/2030	69,925	84,257
* Financing Corp.	8.600%	9/26/2019	11,210	15,172
* Financing Corp.	9.650%	11/2/2018	3,350	4,788
* Financing Corp.	9.800%	11/30/2017	15,900	22,786
* Financing Corp.	9.800%	4/6/2018	5,960	8,596
* Financing Corp.	10.700%	10/6/2017	2,255	3,377

				233,444

Conventional Mortgage-Backed Securities (0.0%)
* Federal National Mortgage Assn	15.500%	10/1/2012 (1)	2	2

Total U.S. Agency Obligations
(Cost $239,844)				233,446

Corporate Bonds (85.9%)

Finance (32.5%)
Banking (19.1%)
Abbey National PLC	7.950%	10/26/2029	15,000	19,016
Associates Corp. of North America	6.950%	11/1/2018	5,000	5,675
Banc One Corp.	7.625%	10/15/2026	10,000	11,966
Banc One Corp.	7.750%	7/15/2025	25,000	30,218
Banc One Corp.	8.000%	4/29/2027	15,000	18,601
Bank of America Corp.	5.125%	11/15/2014	21,725	21,511
Bank of America Corp.	5.375%	6/15/2014	13,400	13,539
Bank of New York Co., Inc.	5.500%	12/1/2017	10,300	10,324
BB&T Corp.	4.900%	6/30/2017	6,175	5,903
BB&T Corp.	5.200%	12/23/2015	15,000	14,844
BB&T Corp.	5.250%	11/1/2019	33,100	32,196
Citigroup, Inc.	5.850%	12/11/2034	11,500	11,665
Citigroup, Inc.	6.000%	10/31/2033	17,900	18,174
Citigroup, Inc.	6.625%	1/15/2028	25,000	27,729
Citigroup, Inc.	6.625%	6/15/2032	38,000	41,740
Comerica Bank	5.200%	8/22/2017	30,000	28,964
Commonwealth Bank of Australia	4.650%	6/15/2018 (2)	8,810	8,186
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	11,750	11,288
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	28,000	32,297
Deutsche Bank Financial LLC	5.375%	3/2/2015	13,500	13,600
Fifth Third Bank	4.500%	6/1/2018	8,400	7,621
HBOS Treasury Services PLC	6.000%	11/1/2033 (2)	46,500	47,729
HSBC Bank USA	4.625%	4/1/2014	37,700	36,032
HSBC Bank USA	5.875%	11/1/2034	35,700	35,835
HSBC Holdings PLC	7.625%	5/17/2032	21,200	26,047
ING Bank NV	5.125%	5/1/2015 (2)	32,600	32,340
JPMorgan Chase & Co.	5.250%	5/1/2015	37,500	36,888
Mellon Funding Corp.	5.500%	11/15/2018	8,800	8,838
National City Corp.	6.875%	5/15/2019	5,000	5,603
NationsBank Corp.	6.800%	3/15/2028	35,000	39,362
NationsBank Corp.	7.250%	10/15/2025	5,000	5,852
NationsBank Corp.	7.750%	8/15/2015	10,000	11,798
PNC Bank NA	4.875%	9/21/2017	12,000	11,358
PNC Bank NA	5.250%	1/15/2017	11,500	11,315
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	26,125	24,546
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	46,025	45,332
SunTrust Banks, Inc.	5.400%	4/1/2020	10,000	9,840
SunTrust Banks, Inc.	5.450%	12/1/2017	21,000	21,031
US Bank NA	4.800%	4/15/2015	11,500	11,124
US Bank NA	6.300%	2/4/2014	54,000	57,966
Wachovia Bank NA	4.800%	11/1/2014	13,860	13,347
Wachovia Corp.	4.875%	2/15/2014	13,800	13,461
Wachovia Corp.	5.250%	8/1/2014	26,940	26,746
Wachovia Corp.	6.605%	10/1/2025	30,000	32,502
Washington Mutual, Inc.	5.250%	9/15/2017	33,000	31,723
Wells Fargo & Co.	5.000%	11/15/2014	33,450	32,847
Wells Fargo & Co.	5.375%	2/7/2035	30,000	28,626
Brokerage (2.0%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	10,000	9,152
Goldman Sachs Group, Inc.	6.125%	2/15/2033	35,725	36,328
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	16,000	17,880
Morgan Stanley Dean Witter	4.750%	4/1/2014	24,000	22,687
Morgan Stanley Dean Witter	7.250%	4/1/2032	20,000	23,238
Finance Companies (2.0%)
General Electric Capital Corp.	6.750%	3/15/2032	95,975	109,806
Insurance (9.0%)
Allstate Corp.	6.125%	12/15/2032	4,875	4,977
Allstate Corp.	6.750%	5/15/2018	20,000	21,913
Ambac, Inc.	7.500%	5/1/2023	20,000	23,156
American General Corp.	6.625%	2/15/2029	33,000	35,446
Chubb Corp.	6.800%	11/15/2031	4,000	4,454
Cincinnati Financial Corp.	6.920%	5/15/2028	10,000	11,013
Equitable Cos., Inc.	7.000%	4/1/2028	34,910	39,517
Hartford Life, Inc.	7.375%	3/1/2031	47,500	56,450
John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024 (2)	30,000	34,365
Liberty Mutual Insurance Co.	8.500%	5/15/2025 (2)	28,335	32,863
Massachusetts Mutual Life	7.500%	3/1/2024 (1)(2)	8,710	10,570
Massachusetts Mutual Life	7.625%	11/15/2023 (1)(2)	15,970	19,575
MBIA, Inc.	7.000%	12/15/2025	7,550	8,296
MBIA, Inc.	7.150%	7/15/2027	5,000	5,602
MetLife, Inc.	6.375%	6/15/2034	15,000	15,832
Metropolitan Life Insurance Co.	7.800%	11/1/2025 (2)	35,000	42,476
New York Life Insurance	5.875%	5/15/2033 (2)	52,775	53,992
Prudential Financial, Inc.	5.400%	6/13/2035	10,000	9,228
Prudential Financial, Inc.	5.750%	7/15/2033	23,000	22,353
Travelers Property Casualty Corp.	7.750%	4/15/2026	25,000	29,398
XL Capital Ltd.	6.375%	11/15/2024	11,500	11,396
Other (0.4%)
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	20,600	20,014

				1,775,122

Industrial (47.1%)
Basic Industry (4.8%)
Aluminum Co. of America	6.750%	1/15/2028	45,000	50,734
Dow Chemical Co.	7.375%	11/1/2029	40,000	47,535
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	42,100	47,527
International Paper Co.	5.300%	4/1/2015	20,000	18,986
International Paper Co.	6.875%	11/1/2023	10,000	10,121
Monsanto Co.	5.500%	7/30/2035	15,000	13,948
Morton International, Inc.	9.650%	6/1/2020	10,000	14,064
PPG Industries, Inc.	9.000%	5/1/2021	9,750	12,642
Rohm & Haas Co.	7.850%	7/15/2029	25,000	31,449
Weyerhaeuser Co.	7.375%	3/15/2032	15,000	16,307
Capital Goods (5.0%)
Caterpillar, Inc.	6.625%	7/15/2028	39,000	44,163
Caterpillar, Inc.	7.300%	5/1/2031	5,000	6,180
Deere & Co.	6.950%	4/25/2014	18,500	20,814
Deere & Co.	7.125%	3/3/2031	18,680	22,487
Goodrich Corp.	6.800%	2/1/2018	5,115	5,473
Goodrich Corp.	7.100%	11/15/2027	5,025	5,592
Lockheed Martin Corp.	7.650%	5/1/2016	15,000	17,859
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	35,000	39,547
Tenneco Packaging	8.125%	6/15/2017	20,000	23,383
The Boeing Co.	6.625%	2/15/2038	13,000	14,519
The Boeing Co.	7.875%	4/15/2043	8,000	10,468
Tyco International Group SA	6.875%	1/15/2029	14,500	16,061
United Technologies Corp.	6.700%	8/1/2028	5,000	5,676
United Technologies Corp.	8.875%	11/15/2019	15,000	19,639
United Technologies Corp.	7.500%	9/15/2029	15,000	18,639
Communication (11.5%)
AT&T Wireless Services, Inc.	8.750%	3/1/2031	52,725	68,089
Bell Telephone Co. of Pennsylvania	8.350%	12/15/2030	6,260	7,413
BellSouth Corp.	6.000%	11/15/2034	49,000	47,002
BellSouth Corp.	6.875%	10/15/2031	40,000	42,611
Comcast Corp.	5.650%	6/15/2035	15,000	13,408
Comcast Corp.	6.500%	1/15/2015	15,000	15,769
Cox Communications, Inc.	5.500%	10/1/2015	11,000	10,662
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	58,000	73,131
France Telecom	8.500%	3/1/2031 (3)	63,175	83,042
GTE Corp.	6.940%	4/15/2028	20,000	21,232
Indiana Bell Telephone Co., Inc.	7.300%	8/15/2026	35,000	40,187
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	29,013
New Jersey Bell Telephone Co.	8.000%	6/1/2022	25,000	28,473
News America Inc.	6.200%	12/15/2034	11,750	11,399
Pacific Bell	7.125%	3/15/2026	15,000	16,159
Sprint Capital Corp.	8.750%	3/15/2032	19,825	25,634
Telecom Italia Capital	6.000%	9/30/2034	17,500	16,739
Telefonica Europe BV	8.250%	9/15/2030	15,500	19,717
Verizon Global Funding Corp.	7.750%	12/1/2030	10,500	12,130
Verizon Maryland, Inc.	5.125%	6/15/2033	12,000	10,018
Vodafone Group PLC	5.375%	1/30/2015	34,225	34,376
Consumer Cyclical (4.0%)
Dayton Hudson Corp.	6.650%	8/1/2028	15,000	16,766
Lowe's Cos., Inc.	5.500%	10/15/2035	10,000	9,731
Lowe's Cos., Inc.	6.500%	3/15/2029	26,010	28,756
McDonald's Corp.	6.375%	1/8/2028	12,500	13,691
Target Corp.	7.000%	7/15/2031	20,000	23,581
The Walt Disney Co.	7.000%	3/1/2032	12,000	13,477
Time Warner, Inc.	6.625%	5/15/2029	10,775	10,874
Time Warner, Inc.	6.875%	6/15/2018	10,000	10,727
Viacom Inc.	7.625%	1/15/2016	5,400	6,012
Viacom Inc.	7.875%	7/30/2030	24,000	27,041
Wal-Mart Stores, Inc.	7.550%	2/15/2030	45,000	55,746
Consumer Noncyclical (12.9%)
Anheuser-Busch Cos., Inc.	6.750%	12/15/2027	10,000	11,368
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	31,900	36,795
Anheuser-Busch Cos., Inc.	6.000%	11/1/2041	21,000	21,769
Anheuser-Busch Cos., Inc.	6.500%	2/1/2043	5,000	5,541
Archer-Daniels-Midland Co.	8.375%	4/15/2017	20,000	24,870
Archer-Daniels-Midland Co.	7.500%	3/15/2027	4,015	4,840
Archer-Daniels-Midland Co.	6.750%	12/15/2027	11,000	12,281
Archer-Daniels-Midland Co.	6.625%	5/1/2029	4,000	4,416
Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,000	5,086
Becton, Dickinson & Co.	4.900%	4/15/2018	13,200	12,421
Becton, Dickinson & Co.	7.000%	8/1/2027	8,300	9,603
Bestfoods	6.625%	4/15/2028	30,000	33,254
Bristol-Myers Squibb Co.	6.800%	11/15/2026	20,000	22,896
CPC International, Inc.	7.250%	12/15/2026	30,000	36,050
Clorox Co.	5.000%	1/15/2015	9,475	9,281
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	5,000	6,427
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	9,000	11,147
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	10,000	11,350
Coca-Cola Enterprises Inc.	6.750%	1/15/2038	9,477	10,546
Diageo Capital PLC	4.850%	5/15/2018	10,000	9,449
Eli Lilly & Co.	4.500%	3/15/2018	8,800	8,180
Eli Lilly & Co.	7.125%	6/1/2025	12,125	14,456
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	21,995	21,577
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	7,000	8,729
Hershey Foods Corp.	7.200%	8/15/2027	21,461	26,033
Johnson & Johnson	6.730%	11/15/2023	10,000	11,676
Johnson & Johnson	6.950%	9/1/2029	22,457	27,339
Kellogg Co.	7.450%	4/1/2031	18,800	22,960
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	27,214
Kimberly-Clark Corp.	6.375%	1/1/2028	12,850	14,497
Kraft Foods, Inc.	6.500%	11/1/2031	20,100	21,784
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	17,000	20,057
Pharmacia Corp.	6.750%	12/15/2027	28,000	32,335
Procter & Gamble Co.	6.450%	1/15/2026	27,000	29,622
Procter & Gamble Co.	8.000%	10/26/2029	5,000	6,519
Procter & Gamble Co.	5.500%	2/1/2034	25,000	24,723
Procter & Gamble Co. ESOP	9.360%	1/1/2021 (1)	35,000	45,141
Schering-Plough Corp.	6.750%	12/1/2033 (3)	17,920	20,163
Sysco Corp.	6.500%	8/1/2028	22,000	24,382
Energy (5.4%)
BP Capital Markets America	4.200%	6/15/2018	10,000	8,926
Baker Hughes, Inc.	6.875%	1/15/2029	7,914	9,104
Burlington Resources, Inc.	7.400%	12/1/2031	25,000	30,390
Conoco, Inc.	6.950%	4/15/2029	5,000	5,950
ConocoPhillips	5.900%	10/15/2032	20,300	21,411
Devon Financing Corp.	7.875%	9/30/2031	11,400	13,986
Encana Corp.	6.500%	8/15/2034	21,000	23,019
Halliburton Co.	8.750%	2/15/2021	10,000	12,923
Mobil Corp.	8.625%	8/15/2021	22,000	30,254
Phillips Petroleum Co.	7.000%	3/30/2029	10,000	11,831
Suncor Energy, Inc.	5.950%	12/1/2034	22,400	23,165
Texaco Capital, Inc.	9.750%	3/15/2020	17,000	24,146
Texaco Capital, Inc.	8.625%	11/15/2031	13,000	18,616
Tosco Corp.	7.800%	1/1/2027	15,000	19,109
Tosco Corp.	8.125%	2/15/2030	20,000	26,631
Valero Energy Corp.	7.500%	4/15/2032	12,000	14,178
Technology (1.7%)
International Business Machines Corp.	7.000%	10/30/2025	50,000	58,305
International Business Machines Corp.	6.500%	1/15/2028	20,000	22,059
Pitney Bowes, Inc.	4.750%	5/15/2018	11,100	10,495
Transportation (1.2%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027	25,000	28,396
Federal Express Corp.	6.720%	1/15/2022 (1)	14,011	15,046
Norfolk Southern Corp.	7.800%	5/15/2027	18,500	22,996
Other (0.6%)
Dover Corp.	6.650%	6/1/2028	4,000	4,558
Eaton Corp.	7.625%	4/1/2024	15,000	18,289
Eaton Corp.	5.250%	6/15/2035	10,800	10,229

				2,567,208

Utilities (6.3%)
Electric (5.6%)
Alabama Power Co.	5.500%	10/15/2017	15,800	15,920
Alabama Power Co.	5.875%	12/1/2022	8,500	8,700
Alabama Power Co.	5.700%	2/15/2033	12,800	12,873
Arizona Public Service Co.	4.650%	5/15/2015	11,000	10,342
Arizona Public Service Co.	5.625%	5/15/2033	9,000	8,481
Carolina Power & Light Co.	5.700%	4/1/2035	7,500	7,304
Consolidated Edison, Inc.	5.100%	6/15/2033	9,600	8,793
Consolidated Edison, Inc.	5.700%	2/1/2034	4,000	3,995
Exelon Corp.	5.625%	6/15/2035	10,000	9,064
Florida Power & Light Co.	5.850%	2/1/2033	6,770	6,902
Florida Power & Light Co.	5.625%	4/1/2034	16,275	16,086
Florida Power & Light Co.	4.950%	6/1/2035	10,000	8,923
Florida Power Corp.	6.750%	2/1/2028	22,375	24,396
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	50,000	64,281
Northern States Power Co.	7.125%	7/1/2025	30,000	35,179
Oklahoma Gas & Electric Co.	6.500%	4/15/2028	12,770	13,955
South Carolina Electric & Gas Co.	6.625%	2/1/2032	35,000	39,596
Southern California Edison Co.	6.000%	1/15/2034	8,800	9,095
Natural Gas (0.7%)
KeySpan Corp.	5.875%	4/1/2033	12,000	12,532
KeySpan Corp.	5.803%	4/1/2035	10,000	10,353
Texas Eastern Transmission	7.000%	7/15/2032	17,000	19,477

				346,247

Total Corporate Bonds
(Cost $4,414,401)				4,688,577

Taxable Municipal Bonds (3.7%)

Illinois (Taxable Pension) GO	5.100%	6/1/2033	129,625	124,734
Southern California Public Power Auth	6.930%	5/15/2017	37,000	42,815
Wisconsin Public Service Rev	5.700%	5/1/2026	22,000	22,906
Oregon School Board Assn. GO	4.759%	6/30/2028	15,000	13,843

Total Taxable Municipal Bonds
(Cost $206,226)				204,298

Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)

International Bank for Reconstruction & Development	7.625%	1/19/2023	43,320	56,588
International Bank for Reconstruction & Development	4.750%	2/15/2035	30,300	29,150
Oesterreichische Kontrollbank	4.500%	3/9/2015	13,000	12,715
Province of British Columbia	6.500%	1/15/2026	13,800	16,049
^ Province of Ontario	4.500%	2/3/2015	20,000	19,379
Province of Quebec	7.500%	9/15/2029	24,500	31,679
Province of Saskatchewan	8.500%	7/15/2022	10,000	13,614
Quebec Hydro Electric	9.400%	2/1/2021	40,000	57,382
Republic of Italy	6.875%	9/27/2023	17,700	20,995

Total Sovereign Bonds
(Cost $238,496)				257,551

Total Temporary Cash Investments (0.6%)

Repurchase Agreement (0.3%)
JPMorgan Securities Inc.
4.030%, 11/1/2005
(Dated 10/31/2005, Repurchase Value $13,702,000,
collateralized by Federal National Mortgage
Assn., 4.500%-8.000%, 6/1/2020-11/1/2035)			13,700	13,700

			Shares

Money Market Fund (0.3%)
† Vanguard Market Liquidity Fund, 3.851%			18,910,000	18,910

Total Temporary Cash Investments
(Cost $32,610)				32,610

Total Investments (99.2%)
(Cost $5,131,577)				5,416,482

Other Assets and Liabilities—Net (0.8%)				43,119

Net Assets (100.0%)				5,459,601

^Part of security position is on loan to broker/dealers.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
†Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $282,096,000, representing 5.2% of net assets.
(3)Adjustable-rate note.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity are valued at that fund’s net asset value . Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $5,131,577,000. Net unrealized appreciation of investment securities for tax purposes was $284,905,000, consisting of unrealized gains of $349,328,000 on securities that had risen in value since their purchase and $64,423,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund Schedule of Investments October 31, 2005
Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS (97.7%)
Government National Mortgage Assn	4.500%	5/15/2033-9/15/2033 (1)	$78,098	$74,242
Government National Mortgage Assn	5.000%	1/15/2030-10/20/2035 (1)	4,483,191	4,386,076
Government National Mortgage Assn	5.500%	3/15/2013-10/15/2035 (1)	11,421,643	11,417,305
Government National Mortgage Assn	6.000%	8/15/2016-4/15/2035 (1)	5,018,936	5,123,247
Government National Mortgage Assn	6.500%	6/15/2008-5/15/2035 (1)	1,486,802	1,545,056
Government National Mortgage Assn	7.000%	4/15/2007-9/15/2032 (1)	575,529	604,494
Government National Mortgage Assn	7.250%	12/15/2026-2/15/2027 (1)	299	315
Government National Mortgage Assn	7.500%	12/15/2005-10/15/2031 (1)	230,584	243,762
Government National Mortgage Assn	7.750%	2/15/2027 (1)	297	315
Government National Mortgage Assn	8.000%	8/15/2006-8/15/2031 (1)	102,256	109,118
Government National Mortgage Assn	8.250%	4/15/2006-7/15/2008 (1)	313	323
Government National Mortgage Assn	8.500%	3/15/2006-6/15/2028 (1)	24,073	25,847
Government National Mortgage Assn	9.000%	9/15/2008-2/15/2023 (1)	18,806	20,390
Government National Mortgage Assn	9.250%	9/15/2016-8/15/2017 (1)	73	80
Government National Mortgage Assn	9.500%	7/15/2009-7/15/2022 (1)	9,373	10,272
Government National Mortgage Assn	10.000%	7/20/2014-8/20/2018 (1)	132	145
Government National Mortgage Assn	11.000%	7/15/2010-2/20/2016 (1)	52	57
Government National Mortgage Assn	11.250%	9/20/2015-2/20/2016 (1)	49	54
Government National Mortgage Assn	11.500%	5/15/2013-11/20/2015 (1)	106	118
Government National Mortgage Assn	12.000%	1/15/2013-1/20/2016 (1)	173	193
Government National Mortgage Assn	12.500%	12/20/2013-7/20/2015 (1)	74	84
Government National Mortgage Assn	13.000%	1/15/2011-1/20/2015 (1)	104	118
Government National Mortgage Assn	13.500%	5/15/2010-12/15/2014 (1)	33	37
Government National Mortgage Assn	14.000%	6/15/2011 (1)	23	26
Government National Mortgage Assn	15.000%	5/15/2012 (1)	17	19
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS (Cost $23,771,821)				23,561,693

TEMPORARY CASH INVESTMENTS (2.3%)
Repurchase Agreements Goldman Sachs & Co. (Dated 10/31/2005, Repurchase Value $200,322,000, collateralized by Federal National Mortgage Assn., 5.000%-6.000%, 3/1/2019-2/1/2035)	4.030%	11/1/2005	200,300	200,300

UBS Securities LLC (Dated 10/31/2005, Repurchase Value $354,240,000, collateralized by Federal Home Loan Mortgage Corp., 7.000%-13.000%, 9/25/2006-10/1/2020 and Federal National Mortgage Assn., 4.000-11.000%, 10/1/2006-11/1/2035)	4.030%	11/1/2005	354,200	354,200

TOTAL TEMPORARY CASH INVESTMENTS (Cost $554,500)				554,500

TOTAL INVESTMENTS (100.0%) (Cost $24,326,321)				24,116,193

OTHER ASSETS AND LIABILITIES—NET (0.0%)				5,989

NET ASSETS (100%)				$24,122,182

(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $24,326,000. Net unrealized depreciation of investment securities for tax purposes was $210,128,000, consisting of unrealized gains of $131,263,000 on securities that had risen in value since their purchase and $341,391,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (9.6%)

U.S. Government Securities (3.5%)
U.S. Treasury Note	2.750%	8/15/2007	25,065	24,360
U.S. Treasury Note	3.000%	2/15/2008	92,500	89,682
U.S. Treasury Note	3.750%	5/15/2008	19,550	19,235
U.S. Treasury Note	3.125%	10/15/2008	80,000	77,125
U.S. Treasury Note	3.250%	1/15/2009	105,000	101,292
U.S. Treasury Note	3.375%	9/15/2009	141,000	135,690
U.S. Treasury Note	3.375%	10/15/2009	33,795	32,480
U.S. Treasury Note	4.000%	4/15/2010	60,000	58,847
U.S. Treasury Note	3.625%	6/15/2010	8,033	7,753
U.S. Treasury Note	3.875%	9/15/2010	27,675	26,957
U.S. Treasury Note	4.250%	10/15/2010	22,890	22,683
U.S. Treasury Note	4.250%	8/15/2015	27,250	26,582

				622,686

Mortgage-Backed Securities (6.1%)
Conventional Mortgage-Backed Securities (0.6%)
* Federal Home Loan Mortgage Corp.	6.000%	3/1/2017 (1)	3,941	4,033
* Federal Home Loan Mortgage Corp.	6.000%	4/1/2017 (1)	1,431	1,464
* Federal Home Loan Mortgage Corp.	6.000%	4/1/2017 (1)	5,771	5,906
* Federal Home Loan Mortgage Corp.	6.000%	4/1/2017 (1)	14,731	15,070
* Federal Home Loan Mortgage Corp.	7.000%	1/1/2009 (1)	1,063	1,090
* Federal National Mortgage Assn	6.000%	12/1/2016 (1)	11,372	11,644
* Federal National Mortgage Assn	6.000%	3/1/2017 (1)	10,345	10,593
* Federal National Mortgage Assn	6.000%	5/1/2017 (1)	13,076	13,386
* Federal National Mortgage Assn	6.500%	12/1/2011 (1)	1,341	1,377
* Federal National Mortgage Assn	6.500%	9/1/2016 (1)	21,203	21,884
* Federal National Mortgage Assn	6.500%	9/1/2016 (1)	10,331	10,663
* Federal National Mortgage Assn	7.000%	10/1/2011 (1)	2,232	2,302
* Federal National Mortgage Assn	7.000%	4/1/2013 (1)	12,459	12,828
* Federal National Mortgage Assn	7.500%	3/1/2015 (1)	1,501	1,571
Non-Conventional Mortgage-Backed Securities (5.5%)
* Federal Home Loan Mortgage Corp.	3.500%	3/15/2010 (1)	14,516	14,423
* Federal Home Loan Mortgage Corp.	3.500%	10/15/2015 (1)	14,729	14,649
* Federal Home Loan Mortgage Corp.	3.667%	8/1/2033 (1)	12,288	11,946
* Federal Home Loan Mortgage Corp.	3.700%	8/1/2033 (1)	9,048	8,794
* Federal Home Loan Mortgage Corp.	3.848%	8/1/2033 (1)	14,737	14,396
* Federal Home Loan Mortgage Corp.	3.875%	7/1/2033 (1)	58,685	57,324
* Federal Home Loan Mortgage Corp.	3.917%	6/1/2033 (1)	19,051	18,640
* Federal Home Loan Mortgage Corp.	4.000%	10/15/2018 (1)	26,028	25,834
* Federal Home Loan Mortgage Corp.	4.052%	5/1/2033 (1)	9,299	9,131
* Federal Home Loan Mortgage Corp.	4.081%	6/1/2033 (1)	25,046	24,584
* Federal Home Loan Mortgage Corp.	4.112%	5/1/2033 (1)	18,406	18,101
* Federal Home Loan Mortgage Corp.	4.197%	2/1/2033 (1)	11,063	10,911
* Federal Home Loan Mortgage Corp.	4.267%	1/1/2033 (1)	14,187	14,005
* Federal Home Loan Mortgage Corp.	4.627%	10/1/2032 (1)	14,114	14,035
* Federal Home Loan Mortgage Corp.	4.688%	9/1/2032 (1)	18,424	18,280
* Federal Home Loan Mortgage Corp.	4.780%	9/1/2032 (1)	9,791	9,754
* Federal Home Loan Mortgage Corp.	4.790%	8/1/2032 (1)	17,371	17,306
* Federal Home Loan Mortgage Corp.	4.858%	9/1/2032 (1)	18,993	18,993
* Federal Home Loan Mortgage Corp.	5.000%	5/15/2018 (1)	13,639	13,635
* Federal Home Loan Mortgage Corp.	5.000%	5/15/2018 (1)	21,981	21,967
* Federal Home Loan Mortgage Corp.	5.000%	9/15/2018 (1)	14,587	14,578
* Federal Home Loan Mortgage Corp.	5.000%	7/15/2024 (1)	19,157	19,080
* Federal Home Loan Mortgage Corp.	5.000%	12/15/2034 (1)	15,182	15,120
* Federal Home Loan Mortgage Corp.	5.017%	7/1/2032 (1)	8,775	8,731
* Federal Home Loan Mortgage Corp.	5.018%	8/1/2032 (1)	19,589	19,540
* Federal Home Loan Mortgage Corp.	5.148%	8/1/2032 (1)	8,869	8,857
* Federal National Mortgage Assn	3.000%	8/25/2032 (1)	5,690	5,578
* Federal National Mortgage Assn	3.427%	8/1/2033 (1)	15,486	15,031
* Federal National Mortgage Assn	3.476%	8/1/2033 (1)	15,351	14,929
* Federal National Mortgage Assn	3.500%	1/25/2009 (1)	11,893	11,828
* Federal National Mortgage Assn	3.500%	9/25/2009 (1)	12,377	12,272
* Federal National Mortgage Assn	3.596%	8/1/2033 (1)	12,373	12,060
* Federal National Mortgage Assn	3.712%	9/1/2033 (1)	30,330	29,619
* Federal National Mortgage Assn	3.714%	6/1/2033 (1)	52,915	51,791
* Federal National Mortgage Assn	3.717%	8/1/2033 (1)	26,501	25,880
* Federal National Mortgage Assn	3.720%	7/1/2033 (1)	19,233	18,800
* Federal National Mortgage Assn	3.727%	6/1/2033 (1)	28,025	27,465
* Federal National Mortgage Assn	3.732%	8/1/2033 (1)	5,315	5,193
* Federal National Mortgage Assn	3.758%	10/1/2033 (1)	16,111	15,744
* Federal National Mortgage Assn	3.788%	8/1/2033 (1)	28,970	28,336
* Federal National Mortgage Assn	3.803%	9/1/2033 (1)	42,499	41,569
* Federal National Mortgage Assn	3.826%	7/1/2033 (1)	28,822	28,245
* Federal National Mortgage Assn	3.926%	4/1/2033 (1)	19,723	19,390
* Federal National Mortgage Assn	3.958%	5/1/2033 (1)	35,025	34,499
* Federal National Mortgage Assn	3.987%	5/1/2033 (1)	7,649	7,527
* Federal National Mortgage Assn	4.051%	5/1/2033 (1)	23,668	23,320
* Federal National Mortgage Assn	4.053%	4/1/2033 (1)	11,098	10,949
* Federal National Mortgage Assn	4.142%	5/1/2033 (1)	16,427	16,230
* Federal National Mortgage Assn	4.197%	7/1/2033 (1)	50,703	50,038
* Federal National Mortgage Assn	4.523%	12/1/2032 (1)	10,788	10,714
* Federal National Mortgage Assn	4.846%	9/1/2032 (1)	7,947	7,932
* Federal National Mortgage Assn	4.896%	9/1/2032 (1)	4,728	4,722
* Federal National Mortgage Assn	5.099%	8/1/2032 (1)	8,411	8,414
* Federal National Mortgage Assn	5.262%	7/1/2032 (1)	5,395	5,429

				1,099,929

Total U.S. Government and Agency Obligations
(Cost $1,767,689)				1,722,615

Corporate Bonds (87.2%)

Asset Backed/Commercial Mortgage-Backed Securities (21.9%)
AESOP Funding II LLC	2.750%	7/20/2007 (1)(2)	32,900	32,625
AESOP Funding II LLC	2.760%	4/20/2008 (1)(2)	19,020	18,593
American Express Credit Account Master Trust	4.090%	12/15/2008 (1)(3)	14,320	14,330
American Express Credit Account Master Trust	4.090%	2/16/2009 (1)(3)	13,785	13,801
American Express Credit Account Master Trust	4.080%	11/16/2009 (1)(3)	12,375	12,399
American Express Credit Account Master Trust	4.080%	9/15/2010 (1)(3)	23,200	23,286
American Express Credit Account Master Trust	4.420%	11/15/2010 (1)(3)	16,000	16,145
American Express Credit Account Master Trust	4.060%	3/15/2012 (1)(3)	16,630	16,705
American Express Issuance Trust	4.000%	8/15/2011 (1)(3)	24,500	24,574
ARG Funding Corp.	4.020%	4/20/2009 (1)(2)	28,310	27,761
Bank of America Mortgage Securities	4.428%	8/25/2032 (1)	1,047	1,029
Bank of America Mortgage Securities	4.879%	9/25/2032 (1)	2,794	2,794
Bank of America Mortgage Securities	3.983%	2/25/2033 (1)	4,895	4,810
Bank of America Mortgage Securities	4.183%	5/25/2033 (1)	6,584	6,473
Bank of America Mortgage Securities	3.419%	7/25/2033 (1)	10,218	9,885
Bank of America Mortgage Securities	3.571%	2/25/2034 (1)	10,822	10,496
Bank One Issuance Trust	4.020%	10/15/2008 (1)(3)	58,100	58,117
Bank One Issuance Trust	4.000%	10/15/2009 (1)(3)	19,540	19,562
Bank One Issuance Trust	4.080%	12/15/2010 (1)(3)	25,000	25,097
Bay View Auto Trust	3.860%	3/25/2010 (1)	17,940	17,701
Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042 (1)	11,800	11,451
BMW Floorplan Master Owner Trust	4.020%	10/17/2008 (1)(2)(3)	97,500	97,527
BMW Floorplan Master Owner Trust	4.170%	10/17/2008 (1)(2)(3)	8,770	8,772
BMW Vehicle Owner Trust	1.940%	2/25/2007 (1)	1,435	1,433
BMW Vehicle Owner Trust	2.530%	2/25/2008 (1)	36,500	36,031
BMW Vehicle Owner Trust	2.670%	3/25/2008 (1)	30,932	30,655
California Infrastructure & Economic Development Bank
Special Purpose Trust PG&E-1	6.420%	9/25/2008 (1)	22,788	22,995
California Infrastructure & Economic Development Bank
Special Purpose Trust SCE-1	6.380%	9/25/2008 (1)	4,266	4,307
Capital Auto Receivables Asset Trust	2.350%	10/16/2006 (1)	11,436	11,407
Capital Auto Receivables Asset Trust	2.640%	11/17/2008 (1)	15,500	14,955
Capital One Master Trust	4.480%	10/15/2010 (1)(3)	23,750	23,948
Capital One Multi-Asset Execution Trust	2.950%	8/17/2009 (1)	56,630	55,753
Capital One Multi-Asset Execution Trust	4.150%	7/16/2012 (1)	37,800	36,743
Capital One Prime Auto Receivables Trust	2.020%	11/15/2007 (1)	7,641	7,592
Capital One Prime Auto Receivables Trust	3.060%	3/17/2008 (1)	11,225	11,144
Capital One Prime Auto Receivables Trust	4.320%	8/15/2009 (1)	25,400	25,244
CarMax Auto Owner Trust	4.130%	5/15/2009 (1)	23,500	23,307
CarMax Auto Owner Trust	4.210%	1/15/2010 (1)	16,950	16,766
Chase Credit Card Master Trust	4.000%	5/15/2009 (1)(3)	22,000	22,022
Chase Credit Card Master Trust	4.080%	7/15/2010 (1)(3)	24,900	24,997
Chase Funding Mortgage Loan Asset-Backed Certificates	2.727%	3/25/2020 (1)	17,528	17,420
Chase Issuance Trust	4.010%	10/15/2012 (1)(3)	33,000	33,081
Chase Manhattan Auto Owner Trust	2.260%	11/15/2007 (1)	27,289	27,108
Chase Manhattan Auto Owner Trust	2.080%	5/15/2008 (1)	43,934	43,406
Chase Manhattan Auto Owner Trust	3.870%	6/15/2009 (1)	29,300	28,905
Chase Manhattan Auto Owner Trust	3.980%	4/15/2011 (1)	16,100	15,748
CIT Equipment Collateral	4.420%	5/20/2009 (1)	37,600	37,060
Citibank Credit Card Issuance Trust	2.700%	1/15/2008 (1)	35,000	34,895
Citibank Credit Card Issuance Trust	2.550%	1/20/2009 (1)	47,550	46,358
Citibank Credit Card Issuance Trust	4.250%	1/15/2010 (1)(3)	16,000	16,051
Citibank Credit Card Issuance Trust	4.750%	10/22/2012 (1)	49,000	48,751
Citigroup Mortgage Loan Trust, Inc.	4.691%	3/25/2034 (1)	13,644	13,529
CNH Equipment Trust	2.470%	1/15/2008 (1)	25,680	25,462
CNH Equipment Trust	4.270%	1/15/2010 (1)	12,500	12,345
CNH Wholesale Master Note Trust	4.080%	6/15/2011 (1)(3)	23,475	23,437
Countrywide Home Loans	4.075%	5/25/2033 (1)	13,132	12,904
Countrywide Home Loans	3.470%	11/19/2033 (1)	22,384	21,730
DaimlerChrysler Auto Trust	2.120%	11/8/2006 (1)	7,047	7,045
DaimlerChrysler Auto Trust	2.000%	12/8/2007 (1)	24,566	24,339
DaimlerChrysler Auto Trust	2.980%	8/8/2008 (1)	39,200	38,643
DaimlerChrysler Master Owner Trust	4.020%	2/15/2008 (1)(3)	25,500	25,511
Discover Card Master Trust I	4.000%	4/16/2010 (1)(3)	34,200	34,258
Discover Card Master Trust I	3.980%	9/16/2010 (1)(3)	46,000	46,075
Federal National Mortgage Assn. Grantor Trust	4.157%	6/25/2033 (1)(3)	2,485	2,475
Fifth Third Auto Trust	3.190%	2/20/2008 (1)	19,000	18,858
Fleet Credit Card Master Trust II	2.400%	7/15/2008 (1)	25,400	25,311
Fleet Home Equity Loan Trust	4.250%	1/20/2033 (1)(3)	16,160	16,165
Ford Credit Auto Owner Trust	2.930%	3/15/2008 (1)	73,265	72,455
Ford Credit Auto Owner Trust	3.480%	11/15/2008 (1)	30,000	29,608
Ford Credit Auto Owner Trust	4.170%	1/15/2009 (1)	18,800	18,683
Ford Credit Auto Owner Trust	4.300%	8/15/2009 (1)	11,300	11,194
GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048 (1)	20,500	20,014
GE Capital Credit Card Master Note Trust	4.020%	6/15/2010 (1)(3)	19,500	19,533
GE Capital Credit Card Master Note Trust	4.010%	9/15/2010 (1)(3)	44,900	44,992
GE Capital Credit Card Master Note Trust	4.010%	3/15/2013 (1)(3)	17,600	17,653
GMAC Mortgage Corp. Loan Trust	4.187%	10/25/2034 (1)(3)	20,000	20,038
Gracechurch Card Funding PLC	3.842%	9/15/2010 (1)(3)	39,500	39,579
Granite Mortgages PLC	3.990%	9/20/2044 (1)(3)	25,000	24,568
GreenPoint Home Equity Loan Trust	4.240%	4/15/2029 (1)(3)	5,629	5,630
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010 (1)	15,702	15,708
Harley-Davidson Motorcycle Trust	2.630%	11/15/2010 (1)	24,122	23,620
Harley-Davidson Motorcycle Trust	2.070%	2/15/2011 (1)	19,026	18,570
Harley-Davidson Motorcycle Trust	2.760%	5/15/2011 (1)	25,000	24,455
Harley-Davidson Motorcycle Trust	2.530%	11/15/2011 (1)	19,000	18,347
Harley-Davidson Motorcycle Trust	3.560%	2/15/2012 (1)	26,620	26,063
Hertz Vehicle Financing	2.380%	5/25/2008 (1)(2)	61,040	59,143
Holmes Financing PLC	4.230%	4/15/2011 (1)(3)	48,830	48,880
Honda Auto Receivables Owner Trust	1.690%	2/21/2007 (1)	10,858	10,813
Honda Auto Receivables Owner Trust	2.140%	4/23/2007 (1)	12,868	12,813
Honda Auto Receivables Owner Trust	2.190%	5/15/2007 (1)	19,007	18,915
Honda Auto Receivables Owner Trust	2.400%	2/21/2008 (1)	25,000	24,656
Honda Auto Receivables Owner Trust	3.870%	4/20/2009 (1)	41,000	40,392
Honda Auto Receivables Owner Trust	4.610%	8/17/2009 (1)	18,400	18,363
Hyundai Auto Receivables Trust	2.330%	11/15/2007 (1)	13,557	13,453
John Deere Owner Trust	3.980%	6/15/2009 (1)	13,100	12,826
JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046 (1)	22,200	21,869
M&I Auto Loan Trust	2.310%	2/20/2008 (1)	28,295	28,080
Master Adjustable Rate Mortgages Trust	3.883%	4/25/2034 (1)	26,792	26,226
MBNA Credit Card Master Note Trust	4.090%	8/16/2010 (1)(3)	41,300	41,471
MBNA Credit Card Master Note Trust	4.200%	9/15/2010 (1)	39,500	39,024
MBNA Credit Card Master Note Trust	3.960%	2/15/2012 (1)(3)	40,000	40,141
Mellon Bank Premium Finance Loan Master Trust	4.030%	6/15/2009 (1)(3)	30,500	30,556
Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033 (1)	22,121	21,897
Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033 (1)	13,919	13,810
Merrill Lynch Mortgage Investors, Inc.	4.603%	2/25/2034 (1)	27,491	27,271
Merrill Lynch Trust Securitization	4.100%	8/25/2009 (1)	34,700	34,331
Morgan Stanley Auto Loan Trust	2.640%	11/15/2007 (1)	24,187	23,997
Morgan Stanley Dean Witter Credit Card Home
Equity Line of Credit Trust	4.308%	11/25/2015 (1)(3)	9,215	9,133
Morgan Stanley Mortgage Loan Trust	4.086%	2/25/2034 (1)	18,262	17,902
National City Auto Receivables Trust	2.110%	7/15/2008 (1)	65,131	64,361
National City Credit Card Master Trust	3.880%	8/15/2012 (1)(3)	57,400	57,593
Nissan Auto Receivables Owner Trust	1.890%	12/15/2006 (1)	1,606	1,604
Nissan Auto Receivables Owner Trust	2.850%	10/15/2007 (1)	36,000	35,574
Nissan Auto Receivables Owner Trust	2.010%	11/15/2007 (1)	24,223	23,948
Nissan Auto Receivables Owner Trust	2.700%	12/17/2007 (1)	22,080	21,823
Nissan Auto Receivables Owner Trust	2.050%	3/16/2009 (1)	15,000	14,610
Nissan Auto Receivables Owner Trust	3.990%	7/15/2009 (1)	35,300	34,858
Nissan Auto Receivables Owner Trust	4.190%	7/15/2009 (1)	15,100	14,944
Nissan Auto Receivables Owner Trust	4.000%	7/15/2010 (1)(3)	29,100	29,140
PECO Energy Transition Trust	6.050%	3/1/2009 (1)	31,295	31,675
Permanent Financing PLC	3.904%	3/10/2009 (1)(3)	19,650	19,653
Permanent Financing PLC	3.944%	9/10/2010 (1)(3)	59,470	59,509
Permanent Financing PLC	3.944%	6/10/2011 (1)(3)	26,600	26,611
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	39,250	38,193
PG&E Energy Recovery Funding LLC	4.370%	6/25/2014 (1)	47,300	45,816
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	10,868	10,913
PP&L Transition Bond Co. LLC	7.050%	6/25/2009 (1)	20,550	21,019
Provident Funding Mortgage Loan Trust	4.051%	4/25/2034 (1)	32,256	31,545
Regions Auto Receivables Trust	1.750%	5/15/2007 (1)	2,510	2,508
Regions Auto Receivables Trust	2.310%	1/15/2008 (1)	22,007	21,878
Rental Car Finance Corp.	4.237%	6/25/2009 (1)(3)	28,540	28,577
Residential Funding Mortgage Securities II	2.210%	1/25/2019 (1)	15,266	15,152
Salomon Brothers Mortgage Securities VII	4.128%	9/25/2033 (1)	37,917	37,225
Superior Wholesale Inventory Financing Trust	4.050%	3/15/2011 (1)(3)	38,100	37,993
Target Credit Card Master Trust	4.086%	6/27/2011 (1)(3)	55,000	55,122
Thornburg Mortgage Securities Trust	3.327%	3/25/2044 (1)	19,394	19,445
Toyota Auto Receivables Owner Trust	1.690%	3/15/2007 (1)	5,265	5,248
Toyota Auto Receivables Owner Trust	2.790%	1/15/2010 (1)	27,000	26,391
Triad Automobile Receivables Trust	1.900%	7/14/2008 (1)	30,350	30,070
USAA Auto Owner Trust	4.550%	2/16/2010 (1)	57,900	57,649
USAA Auto Owner Trust	2.670%	10/15/2010 (1)	43,800	42,463
Vendee Mortgage Trust	5.000%	2/15/2019 (1)	980	978
Volkswagen Auto Loan Enhanced Trust	2.270%	10/22/2007 (1)	26,386	26,156
Volkswagen Credit Auto Master Trust	4.020%	7/20/2010 (1)(3)	53,775	53,834
Wachovia Asset Securitization, Inc.	4.298%	6/25/2033 (1)(3)	9,849	9,856
Wachovia Auto Owner Trust	3.190%	6/20/2008 (1)	71,300	70,670
Washington Mutual Mortgage Pass-Through Certificates	4.124%	1/25/2033 (1)	4,520	4,437
Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033 (1)	11,558	11,310
Washington Mutual Mortgage Pass-Through Certificates	4.056%	9/25/2033 (1)	14,775	14,513
Wells Fargo Home Equity Trust	3.970%	9/25/2024 (1)	34,110	33,232
WFS Financial Owner Trust	2.290%	5/20/2008 (1)(5)	15,183	15,120
WFS Financial Owner Trust	2.850%	9/22/2008 (1)	23,900	23,705
World Financial Network Credit Card Master Trust	4.070%	7/15/2010 (1)(3)	19,550	19,575
World Omni Auto Receivables Trust	1.980%	5/15/2007 (1)	5,454	5,442
World Omni Auto Receivables Trust	4.400%	4/20/2009 (1)	22,500	22,395

				3,901,107

Finance (35.3%)
Banking (19.5%)
ABN AMRO Bank NV	3.840%	5/11/2007 (3)	142,700	143,100
Allied Irish Banks	3.700%	8/3/2007 (3)	63,495	63,459
AmSouth Bank NA	2.820%	11/3/2006	22,225	21,815
ANZ National Bank International Ltd.	4.210%	4/14/2008 (2)(3)	56,800	56,838
Associated Bank NA	3.813%	2/1/2008 (3)	9,350	9,341
Associated Bank NA	3.990%	6/2/2008 (3)	37,550	37,593
Astoria Financial Corp.	5.750%	10/15/2012	12,000	12,093
Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014 (2)	34,000	33,197
Banco Santander Chile	4.148%	12/9/2009 (2)(3)	18,900	18,891
Bank of America Corp.	7.125%	9/15/2006	9,940	10,132
Bank of America Corp.	4.750%	10/15/2006	26,659	26,626
Bank of America Corp.	7.800%	2/15/2010	33,700	37,232
Bank of America Corp.	3.760%	8/2/2010 (3)	20,000	20,000
Bank of New York Co., Inc.	3.900%	9/1/2007	54,410	53,529
Bank of Nova Scotia	4.110%	3/28/2008 (3)	94,000	94,020
Bank of Scotland Treasury Services	2.250%	5/1/2006 (2)	65,820	65,066
Bank of Scotland Treasury Services	3.500%	11/30/2007 (2)	89,900	87,633
BankAmerica Corp.	6.200%	2/15/2006	8,500	8,547
BankAmerica Corp.	6.625%	8/1/2007	10,000	10,285
BankBoston NA	6.375%	4/15/2008	13,000	13,422
Barclays Bank PLC	7.400%	12/15/2009	1,758	1,915
BNP Paribas	4.800%	6/24/2015 (2)	13,800	13,321
Branch Banking & Trust Co.	3.920%	9/2/2008 (3)	17,800	17,794
Canadian Imperial Bank of Commerce	3.910%	5/27/2008 (3)	34,200	34,193
Citigroup, Inc.	5.875%	3/15/2006	30,000	30,165
Citigroup, Inc.	5.500%	8/9/2006	38,625	38,859
Citigroup, Inc.	3.753%	11/1/2007 (3)	33,100	33,092
Citigroup, Inc.	3.938%	6/9/2009 (3)	81,000	81,315
Credit Suisse First Boston USA, Inc.	3.980%	6/2/2008 (3)	40,000	39,986
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	31,325	30,306
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	7,100	6,850
^ Credit Suisse First Boston USA, Inc.	3.997%	8/15/2010 (3)	41,500	41,493
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	22,975	22,703
Fifth Third Bank	2.700%	1/30/2007	98,400	95,976
First Tennessee Bank	4.026%	12/17/2009 (3)	23,500	23,509
FirstStar Bank	7.125%	12/1/2009	8,425	9,069
FleetBoston Financial Corp.	7.375%	12/1/2009	5,000	5,417
Golden West Financial Corp.	4.125%	8/15/2007	10,975	10,836
GreenPoint Financial Corp.	3.200%	6/6/2008	46,060	44,108
HBOS Treasury Services PLC	3.790%	5/19/2006 (1)(3)	24,700	24,669
HSBC Bank USA	3.875%	9/15/2009	38,500	37,047
HSBC Bank USA	3.987%	12/14/2009 (1)(3)	38,500	38,540
HSBC USA, Inc.	7.000%	11/1/2006	26,515	27,013
JPMorgan Chase & Co.	3.125%	12/11/2006	70,784	69,312
JPMorgan Chase & Co.	5.500%	3/26/2007	94,009	94,894
KeyCorp	4.700%	5/21/2009	15,700	15,510
M & T Bank Corp.	3.850%	4/1/2013 (2)	16,150	15,718
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	17,985	20,154
Mellon Funding Corp.	3.250%	4/1/2009	48,350	45,761
National Australia Bank	6.600%	12/10/2007	9,026	9,336
National City Bank	3.300%	5/15/2007	49,000	47,860
National City Bank	4.875%	7/20/2007	9,850	9,856
National Westminster Bank PLC	7.375%	10/1/2009	5,845	6,331
National Westminster Bank PLC	7.750%	4/29/2049	23,222	24,347
Nationwide Building Society	2.625%	1/30/2007 (2)	61,800	60,189
PNC Financial Services	8.875%	3/15/2027 (2)	4,700	5,106
PNC Financial Services	8.875%	3/15/2027	28,930	31,426
PNC Funding Corp.	4.200%	3/10/2008	37,500	36,896
PNC Institutional Capital Trust	8.315%	5/15/2027 (2)	12,250	13,237
Regions Financial Corp.	3.827%	8/8/2008 (3)	47,400	47,396
Republic New York Corp.	5.875%	10/15/2008	9,934	10,172
Resona Bank Ltd.	5.850%	9/29/2049 (2)	14,900	14,627
Resona Preferred Global Securities	7.191%	12/30/2049 (2)	8,950	9,222
Royal Bank of Scotland Group PLC	3.840%	11/24/2006 (2)(3)	36,500	36,471
^ Royal Bank of Scotland Group PLC	4.231%	7/21/2008 (2)(3)	97,700	97,681
Royal Bank of Scotland Group PLC	7.375%	4/29/2049 (3)	11,470	11,590
Santander U.S. Debt S.A. Unipersonal	3.980%	(2)(3	119,400	119,343
Skandinaviska Enskilda Banken	6.875%	2/15/2009	8,750	9,286
Southtrust Bank NA	3.917%	6/14/2007 (3)	38,000	38,006
Sovereign Bancorp, Inc.	4.166%	8/25/2006 (1)(3)	28,385	28,425
Sovereign Bank	4.000%	2/1/2008	4,800	4,736
Sovereign Bank	4.375%	8/1/2013	2,397	2,340
State Street Capital Trust	4.290%	2/15/2008 (3)	61,850	61,839
SunTrust Banks, Inc.	4.000%	10/15/2008	10,450	10,191
SunTrust Banks, Inc.	3.920%	5/22/2009 (3)	14,700	14,717
SunTrust Banks, Inc.	3.990%	6/2/2009 (3)	56,470	56,553
Synovus Financial Corp.	7.250%	12/15/2005	19,750	19,821
Union Planters Bank NA	5.125%	6/15/2007	66,005	66,288
US Bancorp	2.750%	3/30/2006	12,000	11,925
US Bancorp	5.100%	7/15/2007	13,885	13,948
US Bancorp	6.875%	9/15/2007	5,750	5,956
US Bank NA	3.700%	8/1/2007	6,840	6,714
US Bank NA	4.125%	3/17/2008	47,500	46,722
US Bank NA	5.700%	12/15/2008	32,500	33,202
US Central Credit Union	2.700%	9/30/2009 (1)	7,273	6,948
Wachovia Corp.	6.750%	11/15/2006	16,400	16,725
Wachovia Corp.	4.274%	7/20/2007 (3)	34,175	34,215
Wachovia Corp.	4.280%	10/28/2008 (3)	52,900	52,896
Wachovia Corp.	6.000%	10/30/2008	9,775	10,081
Wachovia Corp.	6.375%	2/1/2009	34,800	36,307
Wachovia Corp.	6.150%	3/15/2009	15,650	16,224
Washington Mutual Finance Corp.	6.250%	5/15/2006	24,400	24,626
Washington Mutual, Inc.	2.400%	11/3/2005	6,850	6,850
Washington Mutual, Inc.	5.625%	1/15/2007	11,000	11,098
Washington Mutual, Inc.	4.375%	1/15/2008	46,194	45,623
^ Wells Fargo & Co.	3.960%	9/15/2006 (3)	29,325	29,330
Wells Fargo & Co.	4.060%	9/28/2007 (1)(3)	86,800	86,859
Wells Fargo & Co.	3.750%	10/15/2007	25,000	24,479
Wells Fargo & Co.	5.250%	12/1/2007	29,125	29,419
Wells Fargo & Co.	4.200%	1/15/2010	50,000	48,489
Wells Fargo & Co.	6.450%	2/1/2011	23,800	25,276
Western Financial Bank	9.625%	5/15/2012	5,610	6,353
Westpac Banking	3.896%	5/25/2007 (2)(3)	52,300	52,285
World Savings Bank, FSB	3.930%	6/1/2007 (3)	57,050	57,084
Zions Bancorp	2.700%	5/1/2006	51,925	51,462
Brokerage (3.9%)
Bear Stearns Co., Inc.	3.000%	3/30/2006	24,888	24,744
Bear Stearns Co., Inc.	7.800%	8/15/2007	17,790	18,683
Bear Stearns Co., Inc.	4.000%	1/31/2008	11,100	10,895
Bear Stearns Co., Inc.	3.877%	2/8/2008 (1)(3)	24,500	24,514
Bear Stearns Co., Inc.	2.875%	7/2/2008	43,450	41,243
Bear Stearns Co., Inc.	3.250%	3/25/2009	24,887	23,548
Franklin Resources Inc.	3.700%	4/15/2008	14,100	13,700
Goldman Sachs Group, Inc.	4.179%	7/2/2007 (3)	24,650	24,663
Goldman Sachs Group, Inc.	4.202%	10/5/2007 (3)	59,750	59,735
Goldman Sachs Group, Inc.	4.524%	7/23/2009 (3)	6,265	6,301
Goldman Sachs Group, Inc.	4.070%	3/2/2010 (3)	29,300	29,337
Goldman Sachs Group, Inc.	4.300%	6/28/2010 (3)	15,700	15,753
LaBranche & Co.	9.500%	5/15/2009	5,625	5,913
LaBranche & Co.	11.000%	5/15/2012	1,625	1,771
Lehman Brothers Holdings, Inc.	4.284%	10/22/2008 (3)	34,500	34,494
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	70,150	67,938
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	38,620	37,582
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	14,600	14,194
Merrill Lynch & Co., Inc.	3.953%	2/5/2010 (3)	33,600	33,195
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	25,000	24,160
Morgan Stanley Dean Witter	4.263%	1/12/2007 (3)	25,000	25,022
Morgan Stanley Dean Witter	3.875%	1/15/2009	9,425	9,114
Morgan Stanley Dean Witter	4.430%	1/15/2010 (1)(3)	100,900	101,382
Morgan Stanley Dean Witter	6.750%	4/15/2011	17,500	18,733
Morgan Stanley Dean Witter	4.750%	4/1/2014	4,785	4,523
Morgan Stanley Dean Witter	5.375%	10/15/2015	14,250	14,080
Topaz Ltd.	6.920%	3/10/2007 (1)(2)	5,110	5,121
Finance Companies (5.2%)
American Express Centurion Bank	4.087%	7/19/2007 (3)	23,750	23,765
American Express Centurion Bank	4.130%	11/16/2009 (3)	9,500	9,535
American Express Credit Corp.	4.137%	9/19/2006 (3)	45,000	45,041
American Express Credit Corp.	3.000%	5/16/2008	36,920	35,298
American Express Credit Corp.	4.014%	10/4/2010 (3)	19,600	19,600
American General Finance Corp.	3.900%	8/16/2007 (3)	25,000	25,021
American General Finance Corp.	4.500%	11/15/2007	30,000	29,745
American General Finance Corp.	4.279%	1/18/2008 (3)	24,200	24,210
American General Finance Corp.	2.750%	6/15/2008	5,850	5,532
American General Finance Corp.	3.875%	10/1/2009	39,000	37,263
American General Finance Corp.	4.875%	5/15/2010	5,200	5,138
Capital One Bank	4.875%	5/15/2008	5,000	4,969
Capital One Bank	5.000%	6/15/2009	14,650	14,565
Capital One Bank	6.500%	6/13/2013	4,875	5,161
Capital One Financial	4.800%	2/21/2012	4,380	4,216
Capital One Financial	6.250%	11/15/2013	1,990	2,063
CIT Group, Inc.	5.200%	11/3/2010	77,800	77,680
Countrywide Home Loan	5.500%	8/1/2006	66,975	67,359
Countrywide Home Loan	5.500%	2/1/2007	25,900	26,098
Countrywide Home Loan	3.250%	5/21/2008	3,400	3,256
General Electric Capital Corp.	3.500%	8/15/2007	8,200	8,025
General Electric Capital Corp.	3.801%	3/4/2008 (3)	22,500	22,490
General Electric Capital Corp.	4.330%	7/28/2008 (1)(3)	39,150	39,208
General Electric Capital Corp.	4.375%	11/21/2011	33,916	32,674
HSBC Finance Corp.	4.125%	11/16/2009	17,500	16,850
HSBC Finance Corp.	4.625%	9/15/2010	56,450	54,959
HSBC Finance Corp.	5.000%	6/30/2015	5,000	4,828
International Lease Finance Corp.	6.375%	3/15/2009	9,410	9,760
International Lease Finance Corp.	4.750%	7/1/2009	6,965	6,878
iStar Financial Inc.	7.000%	3/15/2008	2,320	2,404
MBNA Corp.	6.250%	1/17/2007	17,675	17,972
MBNA Corp.	4.163%	5/5/2008 (3)	17,400	17,432
Residential Capital Corp.	6.375%	6/30/2010 (2)	37,300	37,834
SLM Corp.	4.320%	1/25/2007 (3)	35,000	35,029
SLM Corp.	4.340%	7/27/2009 (3)	101,220	101,220
USAA Capital Corp.	3.130%	12/15/2005	43,000	42,943
USAA Capital Corp.	7.050%	11/8/2006	12,240	12,539
Insurance (5.2%)
AIG SunAmerica Global Financing IV	5.850%	2/1/2006 (2)	27,900	27,998
AIG SunAmerica Global Financing IX	5.100%	1/17/2007 (2)	44,000	44,153
ASIF Global Finance XXVI	2.500%	1/30/2007 (2)	24,425	23,757
Hartford Financial Services Group, Inc.	2.375%	6/1/2006	19,020	18,777
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	4,850	4,832
ING Security Life Institutional Funding	4.496%	1/27/2006 (2)(3)	50,000	50,025
ING Security Life Institutional Funding	4.250%	1/15/2010 (2)	29,500	28,544
Jackson National Life Insurance Co.	5.250%	3/15/2007 (2)	14,800	14,882
John Hancock Global Funding II	5.625%	6/27/2006 (2)	16,840	16,939
Lincoln National Corp.	5.250%	6/15/2007	12,000	12,061
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	4,100	3,911
MassMutual Global Funding II	4.040%	12/13/2005 (2)(3)	25,000	24,993
MassMutual Global Funding II	3.250%	6/15/2007 (2)	33,300	32,506
MBIA Global Funding LLC	4.151%	1/26/2007 (2)(3)	20,000	19,999
MetLife Global Funding I	4.750%	6/20/2007 (2)	18,700	18,669
MetLife, Inc.	5.250%	12/1/2006	13,775	13,843
Monumental Global Funding II	3.980%	12/27/2006 (2)(3)	75,000	74,966
Monumental Global Funding II	3.450%	11/30/2007 (2)	8,200	7,982
Monumental Global Funding II	4.375%	7/30/2009 (2)	6,900	6,763
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	47,250	47,570
New York Life Global Funding	3.875%	1/15/2009 (2)	23,700	22,966
Premium Asset Trust	4.300%	7/15/2008 (2)(3)	48,200	48,158
PRICOA Global Funding I	3.900%	12/15/2008 (2)	42,325	41,040
Principal Life Global	6.125%	3/1/2006 (2)	61,610	61,939
Principal Life Global	3.930%	11/13/2006 (2)(3)	24,360	24,391
Protective Life US Funding	5.875%	8/15/2006 (2)	48,950	49,401
Safeco Corp.	4.200%	2/1/2008	20,463	20,108
TIAA Global Markets	2.750%	1/13/2006 (2)	50,000	49,847
TIAA Global Markets	5.000%	3/1/2007 (2)	37,990	38,112
TIAA Global Markets	4.125%	11/15/2007 (2)	15,000	14,796
Travelers Property Casualty Corp.	3.750%	3/15/2008	34,420	33,416
Willis Group Holdings Ltd.	5.125%	7/15/2010	16,500	16,308
Xlliac Global Funding	4.800%	8/10/2010 (2)	15,700	15,401
Real Estate Investment Trusts (1.2%)
Arden Realty LP	5.200%	9/1/2011	7,700	7,546
Developers Diversified Reality Corp.	5.250%	4/15/2011	7,330	7,226
Developers Diversified Reality Corp.	5.375%	10/15/2012	14,100	13,860
EOP Operating LP	8.375%	3/15/2006	28,650	29,042
Health Care Property Investors	7.500%	1/15/2007	11,700	12,029
Health Care REIT, Inc.	7.500%	8/15/2007	974	1,009
Health Care REIT, Inc.	8.000%	9/12/2012	9,750	10,912
HRPT Properties Trust	6.950%	4/1/2012	10,000	10,715
ProLogis	5.250%	11/15/2010 (2)	18,820	18,749
Rouse Co.	3.625%	3/15/2009	7,595	7,067
Simon Property Group Inc.	7.375%	1/20/2006	15,000	15,086
Simon Property Group Inc.	4.875%	3/18/2010	27,900	27,467
Simon Property Group Inc.	4.875%	8/15/2010	15,450	15,203
Westfield Capital Corp.	4.000%	11/2/2007 (2)(3)	32,900	32,976
Other (0.3%)
Berkshire Hathaway Finance Corp.	4.165%	1/11/2008 (3)	19,000	19,006
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	22,600	21,746
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	9,800	9,521

				6,293,839

Industrial (25.0%)
Basic Industry (0.7%)
Airgas, Inc.	6.250%	7/15/2014	4,050	4,050
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,925	2,854
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	12,200	11,792
Equistar Chemicals LP	10.125%	9/1/2008	2,080	2,246
Equistar Chemicals LP	8.750%	2/15/2009	2,400	2,526
Falconbridge Ltd.	7.350%	11/1/2006	3,775	3,858
Georgia-Pacific Corp.	8.125%	5/15/2011	4,465	4,845
Georgia-Pacific Corp.	8.000%	1/15/2014	3,200	3,468
International Paper Co.	7.000%	8/15/2006	6,000	6,096
International Paper Co.	7.625%	1/15/2007	10,700	11,019
International Steel Group, Inc.	6.500%	4/15/2014	8,800	8,712
Jefferson Smurfit Corp.	7.500%	6/1/2013	2,320	2,100
Lubrizol Corp.	5.875%	12/1/2008	10,920	11,080
Lubrizol Corp.	4.625%	10/1/2009	27,150	26,420
Praxair, Inc.	4.750%	7/15/2007	4,950	4,950
Rio Tinto Finance USA Ltd.	5.750%	7/3/2006	24,050	24,223
Southern Peru Ltd.	6.375%	7/27/2015 (2)	1,950	1,910
Capital Goods (3.2%)
Avery Dennison Corp.	3.990%	8/10/2007 (3)	23,800	23,830
Boeing Capital Corp.	5.650%	5/15/2006	3,345	3,364
Boeing Capital Corp.	5.750%	2/15/2007	12,890	13,039
Carlisle Cos., Inc.	7.250%	1/15/2007	15,600	15,989
Caterpillar Financial Services Corp.	3.000%	2/15/2007	48,000	47,003
Caterpillar Financial Services Corp.	4.300%	10/28/2008 (3)	38,200	38,197
Crown Euro Holdings SA	9.500%	3/1/2011	6,185	6,803
Harsco Corp.	5.125%	9/15/2013	8,000	7,889
John Deere Capital Corp.	3.944%	3/16/2006 (3)	10,000	9,998
John Deere Capital Corp.	4.080%	6/28/2006 (3)	17,500	17,498
John Deere Capital Corp.	5.125%	10/19/2006	4,620	4,637
John Deere Capital Corp.	3.900%	1/15/2008	42,675	41,800
John Deere Capital Corp.	4.625%	4/15/2009	32,900	32,507
L-3 Communications Corp.	7.625%	6/15/2012	2,325	2,430
L-3 Communications Corp.	6.125%	7/15/2013	1,550	1,519
L-3 Communications Corp.	5.875%	1/15/2015	5,600	5,334
Masco Corp.	4.048%	3/9/2007 (2)(3)	34,200	34,224
Masco Corp.	4.625%	8/15/2007	10,900	10,846
Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009 (1)(2)	21,474	21,786
NMHG Holding Co.	10.000%	5/15/2009	3,835	4,084
Northrop Grumman Corp.	7.000%	3/1/2006	34,565	34,843
Oakmont Asset Trust	4.514%	12/22/2008 (2)	16,110	15,706
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	7,750	8,118
PACTIV Corp.	7.200%	12/15/2005	4,875	4,888
Raytheon Co.	6.750%	8/15/2007	6,149	6,335
Textron Financial Corp.	4.090%	8/28/2007 (3)	14,250	14,262
Textron Financial Corp.	4.125%	3/3/2008	13,200	12,985
Textron Financial Corp.	4.600%	5/3/2010	11,750	11,537
Trinity Industries	6.500%	3/15/2014	4,800	4,668
TRW, Inc.	8.750%	5/15/2006	19,600	19,986
Tyco International Group SA	6.375%	2/15/2006	23,650	23,763
Tyco International Group SA	5.800%	8/1/2006	32,180	32,349
Tyco International Group SA	6.375%	10/15/2011	9,765	10,276
United Technologies Corp.	4.875%	11/1/2006	20,725	20,724
Communication (5.3%)
America Movil SA de C.V	4.125%	3/1/2009	15,625	15,156
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,750	4,995
British Sky Broadcasting Corp.	8.200%	7/15/2009	15,020	16,458
British Telecommunications PLC	7.875%	12/15/2005	60,050	60,266
Cingular Wireless	5.625%	12/15/2006	29,925	30,204
Citizens Communications	9.250%	5/15/2011	4,000	4,330
Citizens Communications	6.250%	1/15/2013	800	761
Clear Channel Communications, Inc.	3.125%	2/1/2007	25,500	24,833
Clear Channel Communications, Inc.	4.625%	1/15/2008	16,365	16,090
Comcast Cable Communications, Inc.	6.375%	1/30/2006	13,720	13,780
Comcast Cable Communications, Inc.	8.375%	5/1/2007	13,950	14,630
Comcast Corp.	8.375%	11/1/2005	18,615	18,613
Comcast Corp.	5.850%	1/15/2010	11,700	11,918
Cox Communications, Inc.	4.407%	12/14/2007 (3)	8,960	8,956
Cox Communications, Inc.	3.875%	10/1/2008	4,725	4,552
Cox Communications, Inc.	7.875%	8/15/2009	21,348	23,052
Cox Communications, Inc.	4.625%	1/15/2010	13,400	12,947
Cox Enterprises, Inc.	7.875%	9/15/2010 (2)	12,000	13,065
Deutsche Telekom International Finance	3.875%	7/22/2008	22,141	21,600
Deutsche Telekom International Finance	8.500%	6/15/2010	10,605	11,822
DirecTV Holdings	8.375%	3/15/2013	4,050	4,404
France Telecom	7.200%	3/1/2006 (3)	27,665	27,928
Gannett Co., Inc.	4.125%	6/15/2008	32,845	32,232
GTE Corp.	6.360%	4/15/2006	7,950	8,005
Liberty Media Corp.	5.370%	9/17/2006 (3)	47,170	47,493
^ News America Inc.	6.625%	1/9/2008	24,370	25,248
Nextel Communications	5.950%	3/15/2014	10,000	10,023
NYNEX Corp.	9.550%	5/1/2010 (1)	10,012	11,035
Pacific Bell	6.875%	8/15/2006	10,525	10,687
Pacific Bell	6.625%	11/1/2009	6,330	6,662
R.R. Donnelley & Sons Co.	5.000%	11/15/2006	4,760	4,749
Rogers Cable Inc.	6.750%	3/15/2015	400	400
SBC Communications, Inc.	7.350%	3/1/2006	28,325	28,583
SBC Communications, Inc.	7.500%	5/1/2007	19,050	19,796
SBC Communications, Inc.	4.125%	9/15/2009	23,650	22,764
Shaw Communications Inc.	8.250%	4/11/2010	4,275	4,596
Sprint Capital Corp.	6.000%	1/15/2007	14,780	14,957
Sprint Capital Corp.	6.125%	11/15/2008	22,180	22,835
Sprint Capital Corp.	7.625%	1/30/2011	17,860	19,657
Telecom Italia Capital	4.000%	1/15/2010	22,780	21,746
Telecom Italia Capital	4.875%	10/1/2010	19,700	19,295
Telefonos de Mexico SA	4.500%	11/19/2008	58,830	57,874
Telus Corp.	7.500%	6/1/2007	15,470	16,067
Univision Communications, Inc.	2.875%	10/15/2006	14,175	13,896
Univision Communications, Inc.	3.500%	10/15/2007	20,010	19,349
Univision Communications, Inc.	3.875%	10/15/2008	9,230	8,812
USA Interactive	7.000%	1/15/2013	18,500	19,063
USA Networks, Inc.	6.750%	11/15/2005	14,607	14,617
Verizon Global Funding Corp.	7.250%	12/1/2010	39,430	42,711
Verizon Wireless Capital	5.375%	12/15/2006	41,475	41,705
Vodafone AirTouch PLC	7.750%	2/15/2010	17,600	19,368
Consumer Cyclical (4.1%)
American Honda Finance	4.486%	1/27/2006 (2)(3)	26,900	26,910
Carnival Corp.	3.750%	11/15/2007	15,110	14,778
Cendant Corp.	6.250%	1/15/2008	18,500	18,827
Centex Corp.	4.550%	11/1/2010	5,570	5,324
CVS Corp.	5.625%	3/15/2006	30,000	30,126
CVS Corp.	4.000%	9/15/2009	9,500	9,135
DaimlerChrysler North America Holding Corp.	4.026%	3/7/2007 (3)	17,500	17,492
DaimlerChrysler North America Holding Corp.	4.314%	9/10/2007 (1)(3)	18,300	18,340
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	35,400	34,407
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	9,150	9,665
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	11,000	10,668
Ford Motor Credit Co.	6.500%	1/25/2007	24,648	24,399
Ford Motor Credit Co.	7.260%	11/2/2007 (3)	19,280	19,083
Ford Motor Credit Co.	4.950%	1/15/2008	18,950	17,715
GSC Holdings Corp.	8.000%	10/1/2012 (2)	1,550	1,511
Harley-Davidson Inc.	3.625%	12/15/2008 (2)	9,750	9,323
Harrah's Entertainment Inc.	7.875%	3/15/2010	5,425	5,812
Harrah's Operating Co., Inc.	7.875%	12/15/2005	5,703	5,724
Home Depot Inc.	5.375%	4/1/2006	11,800	11,846
International Speedway Corp.	4.200%	4/15/2009	25,270	24,461
Isle of Capri Casinos	9.000%	3/15/2012	2,340	2,434
Johnson Controls, Inc.	5.000%	11/15/2006	22,220	22,258
K Hovnanian Enterprises	6.250%	1/15/2016	15,420	13,801
KB HOME	6.375%	8/15/2011	8,750	8,619
Lowe's Cos., Inc.	7.500%	12/15/2005	19,900	19,968
May Department Stores Co.	5.950%	11/1/2008	17,020	17,407
MDC Holdings Inc.	7.000%	12/1/2012	5,385	5,687
Meritage Corp.	6.250%	3/15/2015	4,000	3,490
MGM Mirage, Inc.	8.500%	9/15/2010	5,600	5,992
MGM Mirage, Inc.	5.875%	2/27/2014	4,000	3,760
Mohawk Industries Inc.	6.500%	4/15/2007	11,640	11,889
Nissan Motor Acceptance Corp.	4.625%	3/8/2010 (2)	28,250	27,650
Royal Caribbean Cruises	6.750%	3/15/2008	6,470	6,632
Royal Caribbean Cruises	8.750%	2/2/2011	2,320	2,597
Speedway Motorsports Inc.	6.750%	6/1/2013	4,425	4,536
Station Casinos	6.875%	3/1/2016 (2)	2,350	2,362
Sun Sage BV	8.250%	3/26/2009 (2)	4,000	4,260
Target Corp.	5.400%	10/1/2008	27,295	27,703
Target Corp.	5.375%	6/15/2009	7,955	8,077
Tenneco Automotive Inc.	8.625%	11/15/2014	4,400	4,191
Time Warner, Inc.	6.125%	4/15/2006	9,800	9,859
Time Warner, Inc.	8.110%	8/15/2006	27,067	27,721
Time Warner, Inc.	6.150%	5/1/2007	13,500	13,731
Toll Brothers, Inc.	8.250%	2/1/2011	2,305	2,403
Viacom Inc.	6.400%	1/30/2006	23,850	23,951
Viacom Inc.	5.625%	5/1/2007	10,075	10,150
Wal-Mart Stores, Inc.	4.000%	1/15/2010	20,000	19,319
Wal-Mart Stores, Inc.	4.125%	7/1/2010	44,000	42,493
WCI Communities Inc.	9.125%	5/1/2012	9,300	9,370
Wynn Las Vegas LLC	6.625%	12/1/2014	4,800	4,572
Yum! Brands, Inc.	8.500%	4/15/2006	15,568	15,828
Yum! Brands, Inc.	7.650%	5/15/2008	15,944	16,913
Yum! Brands, Inc.	8.875%	4/15/2011	6,800	7,925
Consumer Noncyclical (6.0%)
Abbott Laboratories	5.625%	7/1/2006 (4)	48,790	49,104
Abbott Laboratories	6.400%	12/1/2006	16,600	16,903
Aetna, Inc.	7.375%	3/1/2006	13,915	14,042
Altria Group, Inc.	5.625%	11/4/2008	9,475	9,622
AmerisourceBergen Corp.	5.625%	9/15/2012 (2)	10,000	9,675
Amgen Inc.	4.000%	11/18/2009	32,150	31,117
Bavaria SA	8.875%	11/1/2010 (2)	3,960	4,302
Baxter International, Inc.	4.750%	10/15/2010 (2)	21,300	20,835
Beckman Instruments, Inc.	7.450%	3/4/2008	13,355	14,042
Biovail Corp.	7.875%	4/1/2010	5,610	5,764
Cadbury Schweppes US Finance	3.875%	10/1/2008 (2)	44,815	43,414
Campbell Soup Co.	5.500%	3/15/2007	25,570	25,815
Campbell Soup Co.	5.875%	10/1/2008	13,500	13,848
Caremark RX Inc.	7.375%	10/1/2006	39,935	40,726
Cargill Inc.	6.250%	5/1/2006 (2)	47,580	47,956
Clorox Co.	3.982%	12/14/2007 (3)	39,000	39,001
ConAgra Foods, Inc.	6.000%	9/15/2006	19,500	19,676
Corn Products International Inc.	8.250%	7/15/2007	12,000	12,690
Coventry Health Care Inc.	5.875%	1/15/2012	2,375	2,378
Dean Foods Co.	6.625%	5/15/2009	11,600	11,861
Del Monte Corp.	6.750%	2/15/2015 (2)	800	784
Delhaize America Inc.	7.375%	4/15/2006	11,700	11,817
Delhaize America Inc.	8.125%	4/15/2011	11,875	12,707
Diageo Capital PLC	4.264%	4/20/2007 (3)	29,300	29,332
Diageo Capital PLC	3.375%	3/20/2008	25,000	24,123
Diageo Finance BV	3.000%	12/15/2006	42,600	41,782
Fisher Scientific International Inc.	6.750%	8/15/2014	1,600	1,652
Fortune Brands Inc.	2.875%	12/1/2006	23,620	23,195
Genentech Inc.	4.750%	7/15/2015 (2)	22,375	21,626
General Mills, Inc.	5.125%	2/15/2007	66,900	67,102
Guidant Corp.	6.150%	2/15/2006	28,475	28,607
H.J. Heinz Co.	6.000%	3/15/2008	9,525	9,751
Hormel Foods Corp.	6.625%	6/1/2011	8,900	9,572
Hospira, Inc.	4.950%	6/15/2009	19,000	18,890
Humana Inc.	7.250%	8/1/2006	26,750	27,214
Kraft Foods, Inc.	4.625%	11/1/2006	23,125	23,091
Kraft Foods, Inc.	5.250%	6/1/2007	18,500	18,616
Kraft Foods, Inc.	4.125%	11/12/2009	25,950	25,071
Kroger Co.	7.625%	9/15/2006	6,765	6,912
Kroger Co.	7.650%	4/15/2007	8,810	9,112
Kroger Co.	6.375%	3/1/2008	9,170	9,386
Kroger Co.	7.450%	3/1/2008	10,880	11,370
Land O'Lakes Inc.	9.000%	12/15/2010	1,590	1,741
Manor Care Inc.	8.000%	3/1/2008	1,920	2,030
Medtronic Inc.	4.375%	9/15/2010 (2)	18,800	18,356
Molson Coors	4.850%	9/22/2010 (2)	6,575	6,439
Omnicare, Inc.	6.125%	6/1/2013	3,875	3,720
Quest Diagnostic, Inc.	6.750%	7/12/2006	43,870	44,407
Quest Diagnostic, Inc.	5.125%	11/1/2010 (2)	9,400	9,379
Sara Lee Corp.	1.950%	6/15/2006	23,550	23,136
Scotts Co.	6.625%	11/15/2013	3,950	4,019
Swift & Co.	10.125%	10/1/2009	3,075	3,229
Unilever Capital Corp.	6.875%	11/1/2005	19,500	19,501
UnitedHealth Group, Inc.	3.375%	8/15/2007	9,500	9,270
UnitedHealth Group, Inc.	3.300%	1/30/2008	23,875	23,101
WellPoint Inc.	6.375%	6/15/2006	36,660	37,036
Wrigley Co.	4.650%	7/15/2015	7,600	7,350
Energy (0.9%)
Amerada Hess Corp.	6.650%	8/15/2011	18,200	19,424
Burlington Resources, Inc.	5.600%	12/1/2006	41,650	42,016
Devon Energy Corp.	2.750%	8/1/2006	47,370	46,671
Diamond Offshore Drilling	5.150%	9/1/2014	10,700	10,600
GS-Caltex Oil Corp.	5.500%	10/15/2015 (2)	8,300	8,180
Oil Enterprises Ltd.	6.239%	6/30/2008 (1)(2)(6)	13,862	14,281
Petrobras International Finance	7.750%	9/15/2014	1,600	1,702
PF Export Receivables Master Trust	3.748%	6/1/2013 (1)(2)	9,810	9,198
PF Export Receivables Master Trust	6.436%	6/1/2015 (1)(2)	17,434	17,190
Technology (1.0%)
Affiliated Computer Services	4.700%	6/1/2010	11,730	11,035
Computer Associates Inc.	4.750%	12/1/2009 (2)	6,275	6,099
Dell Inc.	6.550%	4/15/2008	11,475	11,904
First Data Corp.	4.700%	11/1/2006	6,440	6,440
First Data Corp.	3.375%	8/1/2008	5,575	5,365
Hewlett-Packard Co.	3.625%	3/15/2008	9,437	9,187
International Business Machines Corp.	4.875%	10/1/2006	72,250	72,376
International Business Machines Corp.	6.450%	8/1/2007	14,750	15,173
International Business Machines Corp.	3.800%	2/1/2008	29,800	29,186
Pitney Bowes, Inc.	5.000%	3/15/2015	14,170	13,979
Transportation (1.9%)
American Airlines, Inc.	3.857%	7/9/2010 (1)	9,591	9,255
American Airlines, Inc. Pass-Through Certificates	4.580%	9/23/2007 (1)(3)(6)	18,456	18,457
Burlington Northern Santa Fe Corp.	6.375%	12/15/2005	20,640	20,687
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	15,330	15,952
Canadian National Railway Co.	4.250%	8/1/2009	3,000	2,933
Continental Airlines, Inc.	6.648%	9/15/2017 (1)	4,314	4,174
Continental Airlines, Inc.	9.798%	4/1/2021 (1)	8,947	8,868
CSX Corp.	7.450%	5/1/2007	6,420	6,650
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	9,610	10,130
FedEx Corp.	6.875%	2/15/2006	16,315	16,419
FedEx Corp.	2.650%	4/1/2007	30,750	29,857
Greenbrier Co. Inc.	8.375%	5/15/2015	3,900	4,007
Hertz Corp.	6.625%	5/15/2008	5,000	5,110
JetBlue Airways Corp.	8.120%	3/15/2008 (1)(3)	5,026	5,051
JetBlue Airways Corp.	6.890%	11/15/2008 (1)(3)	5,600	5,521
JetBlue Airways Corp.	4.245%	12/15/2013 (1)(3)	22,011	21,787
JetBlue Airways Corp.	4.290%	3/15/2014 (3)	28,775	28,579
JetBlue Airways Corp.	4.240%	11/15/2016 (3)	19,135	18,991
Norfolk Southern Corp.	7.350%	5/15/2007	2,060	2,135
Norfolk Southern Corp.	5.257%	9/17/2014	10,806	10,862
^ Quantas Airways	5.125%	6/20/2013 (2)	23,000	22,241
Southwest Airlines Co.	5.250%	10/1/2014	14,600	13,985
Southwest Airlines Co.	5.125%	3/1/2017	11,750	10,765
TFM SA de CV	9.375%	5/1/2012 (2)	2,000	2,160
TFM SA de CV	12.500%	6/15/2012	3,160	3,670
Union Pacific Corp.	5.750%	10/15/2007	15,200	15,439
Union Pacific Corp.	7.250%	11/1/2008	11,600	12,310
Union Pacific Corp.	3.875%	2/15/2009	9,500	9,167
Other (1.9%)
Black & Decker Corp.	7.000%	2/1/2006	23,425	23,562
Briggs & Stratton Corp.	8.875%	3/15/2011	17,470	19,741
Cintas Corp.	5.125%	6/1/2007	16,400	16,494
Parker Retirement Savings Plan Trust	6.340%	7/15/2008 (1)(2)	8,119	8,299
Stanley Works	3.500%	11/1/2007	6,880	6,722
Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007 (2)	87,552	89,451
Thermo Electron Corp.	5.000%	6/1/2015	6,730	6,471
Traded Custody Receipt	5.902%	3/1/2007 (2)	168,480	169,060

				4,465,210

Utilities (5.0%)
Electric (4.0%)
Alabama Power Co.	4.026%	8/25/2009 (3)	16,160	16,213
American Electric Power Co., Inc.	6.125%	5/15/2006	7,326	7,381
Appalachian Power Corp.	4.340%	6/29/2007 (3)	9,500	9,516
Avista Corp.	9.750%	6/1/2008	20,100	22,060
CMS Energy Corp.	6.300%	2/1/2012	10,575	10,522
Dominion Resources, Inc.	4.300%	9/28/2007 (3)	51,750	51,775
DTE Energy Co.	6.450%	6/1/2006	19,575	19,765
Entergy Gulf States, Inc.	3.600%	6/1/2008	47,530	45,504
FirstEnergy Corp.	5.500%	11/15/2006	17,852	17,956
Georgia Power Capital Trust	4.875%	11/1/2042	55,000	54,765
Georgia Power Co.	4.875%	7/15/2007	16,540	16,571
Georgia Power Co.	3.977%	2/17/2009 (3)	925	926
GWF Energy LLC	6.131%	12/30/2011 (1)(2)	12,807	12,883
HQI Transelec Chile SA	7.875%	4/15/2011	31,683	35,010
Indiana Michigan Power Co.	6.125%	12/15/2006	20,170	20,486
National Rural Utilities Cooperative Finance Corp.	3.000%	2/15/2006	47,350	47,156
Niagara Mohawk Power Corp.	9.750%	11/1/2005	6,865	6,864
NiSource Finance Corp.	7.625%	11/15/2005	26,050	26,078
NiSource Finance Corp.	3.200%	11/1/2006	6,600	6,498
Northern States Power Co.	2.875%	8/1/2006	18,875	18,616
Ohio Edison	4.000%	5/1/2008	8,000	7,803
Oncor Electric Delivery Co.	5.000%	9/1/2007	10,000	9,982
Pacific Gas & Electric Co.	3.600%	3/1/2009	12,320	11,795
Pepco Holdings, Inc.	5.500%	8/15/2007	14,860	14,983
Pepco Holdings, Inc.	4.495%	6/1/2010 (3)	11,200	11,231
PPL Capital Funding, Inc.	8.375%	6/15/2007	28,775	30,262
PPL Capital Funding, Inc.	4.330%	3/1/2009	23,450	22,789
PSI Energy Inc.	6.650%	6/15/2006	19,110	19,334
Public Service Co. of Colorado	4.375%	10/1/2008	12,260	12,067
Public Service Co. of New Mexico	4.400%	9/15/2008	6,050	5,928
Public Service Electric & Gas	4.000%	11/1/2008	11,380	11,088
Puget Sound Energy Inc.	3.363%	6/1/2008	16,610	15,936
Southern California Edison Co.	4.430%	1/13/2006 (3)	6,645	6,646
Southern California Edison Co.	7.625%	1/15/2010	7,150	7,794
SP PowerAssets Ltd.	3.800%	10/22/2008 (2)	18,875	18,301
Texas - New Mexico Power Co.	6.125%	6/1/2008	15,150	15,339
Virginia Electric & Power Co.	5.750%	3/31/2006	25,173	25,289
Virginia Electric & Power Co.	4.500%	12/15/2010	7,400	7,184
Natural Gas (1.0%)
AGL Capital Corp.	7.125%	1/14/2011	9,900	10,714
Boardwalk Pipelines LLC	5.500%	2/1/2017	4,775	4,672
CenterPoint Energy	6.500%	2/1/2008	18,360	18,892
CenterPoint Energy Resources	8.900%	12/15/2006	25,365	26,435
Energen Corp.	4.140%	11/15/2007 (1)(3)	33,100	33,114
Enterprise Products Operating LP	4.000%	10/15/2007	13,680	13,360
Gulfstream Natural Gas Systems	5.560%	11/1/2015 (2)	10,600	10,565
Panhandle Eastern Pipeline	2.750%	3/15/2007	7,610	7,385
Plains All American Pipeline LP	4.750%	8/15/2009	25,800	25,269
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009 (1)(2)	28,206	27,140
Yosemite Security Trust	8.250%	11/15/2004 (2)**	11,820	6,560

				884,402

Total Corporate Bonds
(Cost $15,698,459)				15,544,558

Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)

China Development Bank	5.000%	10/15/2015	5,200	5,032
Corp. Andina de Fomenta	4.556%	1/26/2007 (3)	44,700	44,829
Export-Import Bank of Korea	4.125%	2/10/2009 (2)	19,200	18,691
Korea Development Bank	4.750%	7/20/2009	56,500	55,824
Pemex Finance Ltd.	8.020%	5/15/2007 (1)	9,503	9,709
Pemex Finance Ltd.	9.690%	8/15/2009 (1)	32,800	35,478
Pemex Project Funding Master Trust	5.750%	12/15/2015 (2)	16,000	15,536
Petroleum Export Limited	4.623%	6/15/2010 (1)(2)	29,500	28,959
Petroleum Export Limited	5.265%	6/15/2011 (1)(2)	22,854	22,776
Republic of Korea	4.875%	9/22/2014	14,750	14,398

Total Sovereign Bonds
(Cost $251,321)				251,232

Taxable Municipal Bond (0.1%)

Texas Municipal Gas Corp.
(Cost $19,605)	2.600%	7/1/2007 (2)	19,605	19,309

Preferred Stocks (0.3%)	Shares

Goldman Sachs Group, Inc.	4.510%	605,400	15,298
Goldman Sachs Group, Inc. Cvt	4.993%	752,000	19,176
Public Storage, Inc. REIT	6.600%	308,325	7,569
Southern California Edison Co.	6.125%	74,500	7,377

Total Preferred Stocks
(Cost $49,093)				49,420

Temporary Cash Investment (1.3%)

† Vanguard Market Liquidity Fund, 3.851%
(Cost $230,531)			230,530,554	230,531

Total Investments (99.9%)
(Cost $18,016,698)				17,817,665

Other Assets and Liabilities—Net (0.1%)				15,119

Net Assets (100%)				17,832,784

^Part of security position is on loan to broker/dealers.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Non-income-producing security-security in default.
†Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $2,722,205,000, representing 15.3% of net assets.
(3)Adjustable-rate note.
(4)Securities with a value of $17,613,000 have been segregated as initial margin for open futures contracts.
(5)Scheduled principal and interest payments are guaranteed by Financial Security Assurance.
(6)Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
REIT - Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $18,030,455,000. Net unrealized depreciation of investment securities for tax purposes was $212,790,000, consisting of unrealized gains of $278,073,000 on securities that had risen in value since their purchase and $490,863,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	(3,307)	678,607	4,350
5-Year Treasury Note	5,354	566,938	(5,565)
10-Year Treasury Note	2,730	296,077	(6,815)
30-Year Treasury Bond	800	89,575	(1,969)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2005, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Coca Cola Co.	12/29/2006	DBS	48,725	0.18%	84
Coca Cola Co.	1/2/2007	DBS	47,525	0.18%	82
Eaton Corp.	12/20/2008	MLI	47,790	0.20%	(1)
Fifth Third Bancorp	4/2/2007	DBS	38,550	0.45%	67
Procter & Gamble Co.	9/20/2008	DBS	111,800	0.12%	10
Raytheon Co.	9/20/2010	BS	18,800	0.36%	(8)
United Parcel Service	3/20/2008	WB	94,670	0.07%	(88)
Verizon Global Funding Corp.	6/15/2006	GSI	16,000	0.93%	83
Verizon Global Funding Corp.	6/15/2006	MLI	10,000	0.93%	52
Verizon Global Funding Corp.	6/15/2006	MSCP	20,000	0.93%	103

					384

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

12/13/2005	ABN	25,000	1.948%	(3.850%)**	(54)
12/15/2005	LEH	25,900	2.935%	(3.870%)**	(30)
1/27/2006	LEH	50,000	2.551%	(4.216%)**	(203)
2/15/2006	BOA	71,700	2.533%	(3.790%)**	(368)
3/15/2006	BOA	25,000	2.410%	(3.870%)**	(170)
4/10/2006	BOA	75,000	2.419%	(4.110%)**	(638)
5/11/2006	DBS	142,700	2.961%	(3.780%)**	(1,115)
6/1/2006	ABN	57,050	3.000%	(3.870%)**	(492)
7/23/2006	DBS	21,965	3.055%	(4.194%)**	(242)
9/15/2006	LEH	29,325	2.680%	(3.870%)**	(486)
9/15/2006	LEH	29,325	2.571%	(3.870%)**	(513)
9/18/2006	LEH	47,170	2.578%	(3.870%)**	(831)
9/19/2006	DBS	25,000	2.578%	(3.886%)**	(441)
11/13/2006	LEH	24,360	2.965%	(3.790%)**	(423)
12/10/2006	LEH	26,600	3.152%	(3.834%)**	(442)
1/12/2007	LEH	25,000	2.635%	(4.123%)**	(601)
1/25/2007	ABN	35,000	2.600%	(4.206%)**	(885)
1/26/2007	DBS	44,700	2.607%	(4.206%)**	(1,130)
1/26/2007	JPM	20,000	3.054%	(4.051%)+	(401)
2/1/2007	DBS	25,900	(3.960%)	0.03693**	249
3/9/2007	JPM	34,200	3.108%	(3.798%)**	(713)
3/10/2007	DBS	19,650	2.698%	(3.834%)**	(517)
4/2/2007	DBS	38,550	3.085%	(4.065%)**	(862)
4/5/2007	LEH	39,000	2.708%	(4.077%)**	(1,078)
5/25/2007	ABN	52,300	3.193%	(3.836%)**	(1,215)
6/14/2007	DBS	38,000	3.220%	(3.857%)**	(895)
11/1/2007	ABN	33,100	3.163%	(3.693%)**	(1,027)
1/15/2008	LEH	61,900	3.345%	(4.150%)**	(1,881)
6/2/2009	DBS	40,850	3.765%	(3.870%)**	(1,478)

					(18,883)

*ABN-ABN Amro.
BOA-Bank of America.
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
JPM-JPMorgan Chase.
LBI-Lehman Brothers International.
MLI-Merrill Lynch International.
MSCP-Morgan Stanley Credit Producers.
**Based on one-month London InterBank Offered Rate (LIBOR).
†Based on three-month London InterBank Offered Rate (LIBOR).

Vanguard Short-Term Federal Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (94.1%)

U.S. Government Securities (9.8%)
U.S. Treasury Note	6.125%	8/15/2007	$26,000	$26,768
U.S. Treasury Note	5.625%	5/15/2008	11,000	11,316
U.S. Treasury Note	3.875%	5/15/2009	15,000	14,721
U.S. Treasury Note	3.625%	7/15/2009	225,000	218,743

				271,548

Agency Bonds and Notes (70.1%)
* Federal Home Loan Bank	4.875%	2/15/2007	10,000	10,031
* Federal Home Loan Bank	3.625%	2/16/2007	80,000	78,934
* Federal Home Loan Bank	3.375%	2/15/2008	50,000	48,617
* Federal Home Loan Bank	3.875%	2/13/2009	20,000	19,484
* Federal Home Loan Bank	4.250%	5/15/2009	32,000	31,492
* Federal Home Loan Mortgage Corp.	4.875%	3/15/2007	150,000	150,495
* Federal Home Loan Mortgage Corp.	2.875%	5/15/2007	100,000	97,449
* Federal Home Loan Mortgage Corp.	3.750%	8/3/2007	50,000	49,179
* Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	50,000	54,277
* Federal Home Loan Mortgage Corp.	4.750%	10/4/2010	25,000	24,655
* Federal Home Loan Mortgage Corp.	5.000%	10/18/2010	50,000	49,604
* Federal National Mortgage Assn	4.375%	10/15/2006	30,000	29,954
* Federal National Mortgage Assn	3.550%	1/12/2007	50,000	49,346
* Federal National Mortgage Assn	3.625%	3/15/2007	100,000	98,674
*(2)Federal National Mortgage Assn	5.250%	4/15/2007	269,500	271,818
* Federal National Mortgage Assn	3.800%	1/18/2008	100,000	97,914
* Federal National Mortgage Assn	5.750%	2/15/2008	96,000	98,218
* Federal National Mortgage Assn	6.000%	5/15/2008	37,000	38,145
* Federal National Mortgage Assn	4.000%	1/26/2009	50,000	48,702
* Federal National Mortgage Assn	7.250%	1/15/2010	100,000	109,278
* Federal National Mortgage Assn	4.625%	6/1/2010	100,000	98,327
* Federal National Mortgage Assn	7.125%	6/15/2010	107,975	118,238
* Federal National Mortgage Assn	4.250%	8/15/2010	50,000	48,822
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	2.360%	8/15/2007 (1)	33,000	32,616
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	0.000%	9/20/2007	13,000	13,186
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	0.000%	9/20/2007	8,000	8,115
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	2.890%	12/15/2007 (1)	40,495	37,446
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	2.410%	6/15/2009 (1)	15,407	14,940
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.340%	3/15/2006	13,000	13,051
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.530%	4/30/2006	56,750	57,089
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.650%	5/15/2006	20,000	20,345
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.670%	9/15/2009	16,000	17,040

				1,935,481

Mortgage-Backed Securities (14.2%)
Conventional Mortgage-Backed Securities (7.7%)
* Federal Home Loan Mortgage Corp.	5.500%	2/1/2016-11/1/2017 (1)	46,499	46,852
* Federal Home Loan Mortgage Corp.	6.500%	9/1/2011 (1)	3,154	3,224
* Federal Home Loan Mortgage Corp.	7.500%	2/1/2008 (1)	677	694
* Federal National Mortgage Assn	5.000%	11/1/2020 (1)	50,000	49,312
* Federal National Mortgage Assn	5.500%	11/1/2020 (1)	60,000	60,375
* Federal National Mortgage Assn	6.000%	4/1/2017 (1)	14,872	15,224
* Federal National Mortgage Assn	6.500%	10/1/2010-9/1/2016 (1)	26,448	27,286
* Federal National Mortgage Assn	7.500%	3/1/2015-8/1/2015 (1)	1,778	1,863
* Federal National Mortgage Assn	8.000%	10/1/2014-9/1/2015 (1)	5,566	5,879
Non-Conventional Mortgage-Backed Securities (6.5%)
* Federal Home Loan Mortgage Corp.	3.700%	8/1/2033 (1)	8,281	8,048
* Federal National Mortgage Assn	3.460%	10/1/2033 (1)	12,587	12,210
* Federal National Mortgage Assn	3.594%	8/1/2033 (1)	10,904	10,734
* Federal National Mortgage Assn	3.712%	9/1/2033 (1)	31,705	30,962
* Federal National Mortgage Assn	3.720%	7/1/2033 (1)	7,107	6,947
* Federal National Mortgage Assn	3.727%	6/1/2033 (1)	13,989	13,709
* Federal National Mortgage Assn	3.732%	8/1/2033 (1)	4,519	4,415
* Federal National Mortgage Assn	3.788%	8/1/2033 (1)	15,150	14,819
* Federal National Mortgage Assn	3.803%	9/1/2033 (1)	15,123	14,792
* Federal National Mortgage Assn	3.826%	7/1/2033 (1)	15,181	14,877
* Federal National Mortgage Assn	4.297%	8/1/2034 (1)	10,675	10,468
* Federal National Mortgage Assn	4.303%	6/1/2034 (1)	38,849	38,130

				390,820

Total U.S. Government and Agency Obligations
(Cost $2,654,177)				2,597,849

Temporary Cash Investment (9.1%)			Shares

** Vanguard Yorktown Liquidity Fund, 3.867%
(Cost $251,373)			251,373,496	251,373

Total Investments (103.2%)
(Cost $2,905,550)				2,849,222

Other Assets and Liabilities—Net (-3.2%)				(88,809)

Net Assets (100%)				$2,760,413

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Securities with a value of $605,000 have been segregated as initial margin for open futures contracts.
(3)Zero coupon redeemable at a price above par. Yield to maturity is 3.248%.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $2,905,550,000. Net unrealized depreciation of investment securities for tax purposes was $56,328,000, consisting of unrealized gains of $1,707,000 on securities that had risen in value since their purchase and $58,035,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	(650)	$133,382	$486

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Treasury Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.9%)

U.S. Government Securities (94.6%)
U.S. Treasury Bond	8.875%	2/15/2019	$42,000	$58,879
U.S. Treasury Bond	8.125%	8/15/2019	241,673	322,747
U.S. Treasury Bond	8.500%	2/15/2020	4,000	5,523
U.S. Treasury Bond	8.750%	8/15/2020	9,000	12,736
U.S. Treasury Bond	7.875%	2/15/2021	241,581	321,189
U.S. Treasury Bond	8.125%	5/15/2021	116,875	158,950
U.S. Treasury Bond	8.125%	8/15/2021	32,000	43,620
U.S. Treasury Bond	8.000%	11/15/2021	23,000	31,118
U.S. Treasury Bond	7.125%	2/15/2023	59,000	74,764
U.S. Treasury Bond	6.250%	8/15/2023	98,000	114,369
U.S. Treasury Bond	7.500%	11/15/2024	12,000	15,953
U.S. Treasury Bond	6.875%	8/15/2025	52,000	65,414
U.S. Treasury Bond	6.000%	2/15/2026	45,000	51,729
U.S. Treasury Bond	6.750%	8/15/2026	49,000	61,197
U.S. Treasury Bond	6.500%	11/15/2026	31,050	37,828
U.S. Treasury Bond	6.625%	2/15/2027	50,000	61,852
U.S. Treasury Bond	6.375%	8/15/2027	110,650	133,541
U.S. Treasury Bond	6.125%	11/15/2027	75,000	88,113
U.S. Treasury Bond	5.500%	8/15/2028	26,600	29,086
U.S. Treasury Bond	5.250%	11/15/2028	36,500	38,713
U.S. Treasury Bond	5.250%	2/15/2029	13,000	13,788
* U.S. Treasury Bond	6.125%	8/15/2029	232,500	275,550
U.S. Treasury Bond	6.250%	5/15/2030	15,000	18,124

				2,034,783

Agency Bonds and Notes (3.3%)
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.250%	6/15/2010	64,080	70,493

				70,493

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $1,932,483)				2,105,276

TEMPORARY CASH INVESTMENT (0.6%)			Shares

** Vanguard Yorktown Liquidity Fund, 3.867%
(Cost $12,445)			12,445,262	12,445

TOTAL INVESTMENTS (98.5%)
(Cost $1,944,928)				2,117,721

OTHER ASSETS AND LIABILITIES—NET (1.5%)				32,470

NET ASSETS (100%)				$2,150,191

*Securities with a value of $2,370,000 have been segregated as initial margin for open futures contracts.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $1,952,926,000. Net unrealized appreciation of investment securities for tax purposes was $164,795,000, consisting of unrealized gains of $169,107,000 on securities that had risen in value since their purchase and $4,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(1,250)	$132,363	$1,201

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Treasury Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (94.4%)

U.S. Government Securities (87.0%)
U.S. Treasury Bill	3.649%	11/25/2005	$290,000	$289,289
(2) U.S. Treasury Note	5.875%	11/15/2005	51,000	51,032
U.S. Treasury Note	1.875%	11/30/2005	50,000	49,914
U.S. Treasury Note	1.875%	1/31/2006	200,000	198,938
U.S. Treasury Note	3.750%	3/31/2007	229,000	226,925
U.S. Treasury Note	3.500%	5/31/2007	360,000	355,108
U.S. Treasury Note	3.125%	10/15/2008	128,000	123,400
U.S. Treasury Note	3.125%	4/15/2009	50,400	48,290
U.S. Treasury Note	3.875%	5/15/2009	75,000	73,606
U.S. Treasury Note	4.000%	6/15/2009	412,875	406,748
U.S. Treasury Note	6.000%	8/15/2009	150,000	158,038
U.S. Treasury Note	3.375%	10/15/2009	100,000	96,109
U.S. Treasury Note	3.500%	11/15/2009	138,500	133,610
U.S. Treasury Note	3.500%	2/15/2010	25,000	24,058
U.S. Treasury Note	6.500%	2/15/2010	75,000	80,871
U.S. Treasury Note	4.000%	4/15/2010	513,500	503,630
U.S. Treasury Note	3.875%	7/15/2010	3,000	2,924
U.S. Treasury Note	4.875%	2/15/2012	30,000	30,595

				2,853,085

Agency Bonds and Notes (7.1%)
* Federal Home Loan Bank	5.375%	2/15/2006	20,000	20,067
Guaranteed Export Trust
(U.S. Government Guaranteed)	7.460%	12/15/2005 (1)	3,413	3,426
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.760%	6/15/2006 (1)	5,333	5,334
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.100%	6/30/2007 (1)	8,000	8,018
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.450%	12/15/2010 (1)	15,000	15,700
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.530%	4/30/2006	25,000	25,149
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.650%	5/15/2006	55,000	55,949
Private Export Funding Corp.
(U.S. Government Guaranteed)	3.400%	2/15/2008	45,000	43,783
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.670%	9/15/2009	17,000	18,105
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	7,100	7,742
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.070%	4/30/2011	29,000	30,709

				233,982

Mortgage-Backed Securities (0.3%)
* Federal Home Loan Mortgage Corp.	5.50%	4/1/2016-5/1/2016 (1)	1,547	1,561
* Federal Home Loan Mortgage Corp.	6.00%	8/1/2006 (1)	1,614	1,622
* Federal Home Loan Mortgage Corp.	7.00%	9/1/2015-1/1/2016 (1)	1,427	1,486
* Federal National Mortgage Assn	6.00%	4/1/2006-9/1/2006 (1)	872	876
* Federal National Mortgage Assn	7.00%	11/1/2015-3/1/2016 (1)	3,433	3,582

				9,127

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,137,564)				3,096,194

TEMPORARY CASH INVESTMENT (4.9%)	Shares

** Vanguard Yorktown Liquidity Fund, 3.867%
(Cost $160,598)			160,598,254	160,598

TOTAL INVESTMENTS (99.3%)
(Cost $3,298,162)				3,256,792

OTHER ASSETS AND LIABILITIES-NET (0.7%)				24,192

NET ASSETS (100%)				$3,280,984

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities with a value of $2,001,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $3,298,162,000. Net unrealized depreciation of investment securities for tax purposes was $41,370,000, consisting of unrealized gains of $1,618,000 on securities that had risen in value since their purchase and $42,988,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(1,685)	$178,426	$2,863

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Intermediate-Term Treasury Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.1%)

U.S. Government Securities (79.8%)
U.S. Treasury Bill	3.346%-3.570%	12/22/2005	$77,000	$76,603
U.S. Treasury Bond	10.375%	11/15/2012	207,800	231,633
U.S. Treasury Bond	9.875%	11/15/2015	120,400	170,648
U.S. Treasury Bond	9.250%	2/15/2016	298,500	409,879
(3) U.S. Treasury Bond	7.250%	5/15/2016	301,500	365,897
U.S. Treasury Bond	7.500%	11/15/2016	7,000	8,688
U.S. Treasury Bond	8.750%	5/15/2017	221,000	300,076
U.S. Treasury Bond	8.875%	8/15/2017	208,150	286,011
U.S. Treasury Bond	9.125%	5/15/2018	$70,000	$98,864
U.S. Treasury Bond	8.875%	2/15/2019	138,500	194,160
U.S. Treasury Bond	8.125%	8/15/2019	75,000	100,160
U.S. Treasury Note	6.000%	8/15/2009	179,650	189,277
U.S. Treasury Note	6.500%	2/15/2010	406,650	438,483
U.S. Treasury Note	4.000%	3/15/2010	195,000	191,375

				3,061,754

Agency Bonds and Notes (17.2%)
Agency for International Development-Egypt
(U.S. Government Guaranteed)	4.450%	9/15/2015	40,000	38,690
Export Funding Trust
(U.S. Government Guaranteed)	8.210%	12/29/2006	2,189	2,235
* Federal National Mortgage Assn	7.300%	5/25/2010	30,000	32,760
* Federal National Mortgage Assn	5.763%	12/25/2011	20,000	20,692
Guaranteed Trade Trust
(U.S. Government Guaranteed)	7.390%	6/26/2006	750	759
Guaranteed Trade Trust
(U.S. Government Guaranteed)	7.800%	8/15/2006	1,730	1,761
Guaranteed Trade Trust
(U.S. Government Guaranteed)	8.170%	1/15/2007	1,625	1,659
(2) Guaranteed Trade Trust
(U.S. Government Guaranteed)	6.690%	1/15/2009	19,175	19,720
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.600%	12/15/2012	25,785	28,023
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.050%	11/15/2013	30,938	33,150
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.650%	5/15/2006	15,000	15,259
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.110%	4/15/2007	33,420	34,568
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.490%	7/15/2007	14,000	14,417
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.750%	1/15/2008	60,000	61,348
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.870%	7/31/2008	123,100	126,765
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	12,900	14,066
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.250%	6/15/2010	135,920	149,521
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.070%	4/30/2011	51,000	54,005
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.685%	5/15/2012	10,000	10,454

				659,852

Mortgage-Backed Securities (0.1%)
* Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016 (1)	4,277	4,315
* Federal Home Loan Mortgage Corp.	7.000%	5/01/2015-3/1/2016 (1)	1,412	1,473

				5,788

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,721,913)				3,727,394

TEMPORARY CASH INVESTMENT (1.2%)			Shares

** Vanguard Yorktown Liquidity Fund, 3.867%
(Cost $44,626)			44,625,531	44,626

TOTAL INVESTMENTS (98.3%)
(Cost $3,766,539)				3,772,020

OTHER ASSETS AND LIABILITIES—NET (1.7%)				65,834

NET ASSETS (100%)				$3,837,854

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the value of this security represented 0.5% of net assets.
(3)Securities with a value of $3,277,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $3,771,351,000. Net unrealized appreciation of investment securities for tax purposes was $669,000, consisting of unrealized gains of $42,305,000 on securities that had risen in value since their purchase and $41,636,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(1,575)	$166,778	$1,298

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Corporate Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (4.9%)

U.S. Treasury Note	3.125%	1/31/2007	5,370	5,287
U.S. Treasury Note	3.375%	2/28/2007	64,665	63,806
U.S. Treasury Note	6.625%	5/15/2007	70,905	73,287
U.S. Treasury Note	5.625%	5/15/2008	74,630	76,776
U.S. Treasury Note	5.500%	5/15/2009	109,750	113,591
U.S. Treasury Note	5.750%	8/15/2010	65,840	69,441
U.S. Treasury Note	3.875%	2/15/2013	23,690	22,728
U.S. Treasury Note	4.250%	8/15/2014	16,480	16,086

Total U.S. Government Securities
(Cost $452,554)				441,002

Corporate Bonds (92.6%)

Finance (1.9%)
Banking (0.7%)
Chevy Chase Savings Bank	6.875%	12/1/2013	23,595	24,421
Western Financial Bank	9.625%	5/15/2012	32,695	37,027
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	22,395	22,787
E*Trade Financial Corp.	7.375%	9/15/2013 (2)	11,285	11,116
Insurance (0.7%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	31,750	31,472
UnumProvident Corp.	7.625%	3/1/2011	9,195	9,735
UnumProvident Corp.	6.750%	12/15/2028	20,560	19,198
UnumProvident Corp.	7.375%	6/15/2032	6,295	6,177
Real Estate Investment Trusts (0.1%)
CBRE Escrow Inc.	9.750%	5/15/2010	5,940	6,541

				168,474

Industrial (80.0%)
Basic Industry (11.9%)
^ Abitibi-Consolidated Inc.	8.550%	8/1/2010	60,280	58,773
Abitibi-Consolidated Inc.	7.500%	4/1/2028	27,010	20,933
Airgas, Inc.	9.125%	10/1/2011	23,900	25,513
Arch Western Finance	6.750%	7/1/2013 (3)	44,615	44,950
BCP Caylux Holdings	9.625%	6/15/2014	27,164	29,880
^ Borden U.S. Financial/Nova Scotia	9.000%	7/15/2014 (2)	13,885	13,677
Bowater Canada Finance	7.950%	11/15/2011	42,540	40,838
^ Bowater Inc.	6.500%	6/15/2013	1,785	1,575
Compass Minerals Group	10.000%	8/15/2011	33,080	35,602
Equistar Chemicals LP	10.125%	9/1/2008	5,775	6,237
Equistar Chemicals LP	10.625%	5/1/2011	21,015	23,011
Fluor Corp.	6.950%	3/1/2007	9,820	9,869
Georgia-Pacific Corp.	8.875%	2/1/2010	47,095	52,334
Georgia-Pacific Corp.	9.375%	2/1/2013	72,660	80,289
Georgia-Pacific Corp.	8.000%	1/15/2024	14,905	16,172
Hawk Corp.	8.750%	11/1/2014	9,150	9,242
Huntsman Advanced Materials	11.000%	7/15/2010	5,770	6,441
Huntsman LLC	11.625%	10/15/2010	7,823	8,899
IMC Global, Inc.	10.875%	6/1/2008	25,870	28,910
IMC Global, Inc.	11.250%	6/1/2011	15,810	17,154
IMC Global, Inc.	7.300%	1/15/2028	22,500	22,809
Koppers Inc.	9.875%	10/15/2013	22,490	24,570
Longview Fibre Co.	10.000%	1/15/2009	16,550	17,378
Lyondell Chemical Co.	9.625%	5/1/2007	46,280	48,478
Lyondell Chemical Co.	9.500%	12/15/2008	10,000	10,475
MDP Acquisitions	9.625%	10/1/2012	11,540	11,194
Massey Energy Co.	6.625%	11/15/2010	20,045	20,446
Methanex Corp.	8.750%	8/15/2012	28,910	32,451
Millennium America Inc.	9.250%	6/15/2008	28,160	30,131
Nalco Co.	7.750%	11/15/2011	25,385	25,956
Nalco Co.	8.875%	11/15/2013	4,860	4,969
Neenah Paper Inc.	7.375%	11/15/2014	28,380	26,110
Nell Af Sarl	8.375%	8/15/2015 (2)	14,105	13,541
Norske Skog Canada	8.625%	6/15/2011	37,500	36,375
Norske Skog Canada	7.375%	3/1/2014	3,235	2,928
Novelis Corp.	7.250%	2/15/2015	40,755	37,596
Peabody Energy Corp.	6.875%	3/15/2013	35,550	36,617
Russel Metals Inc.	6.375%	3/1/2014	4,400	4,246
Ryerson Tull, Inc.	9.125%	7/15/2006	11,960	12,110
Smurfit Capital Funding PLC	7.500%	11/20/2025	6,685	5,950
Steel Dynamics, Inc.	9.500%	3/15/2009	24,270	25,423
Stone Container Corp.	9.250%	2/1/2008	31,000	31,465
Stone Container Corp.	9.750%	2/1/2011	23,310	23,368
Stone Container Corp.	8.375%	7/1/2012	6,300	6,017
U.S. Steel LLC	10.750%	8/1/2008	25,985	28,778
Capital Goods (6.6%)
Alliant Techsystems Inc.	8.500%	5/15/2011	10,605	11,029
Allied Waste North America Inc.	8.875%	4/1/2008	43,365	45,100
Allied Waste North America Inc.	8.500%	12/1/2008	4,470	4,649
^ Allied Waste North America Inc.	6.500%	11/15/2010	1,945	1,877
Allied Waste North America Inc.	5.750%	2/15/2011	14,095	13,108
Allied Waste North America Inc.	6.375%	4/15/2011	16,170	15,483
^ Allied Waste North America Inc.	7.250%	3/15/2015 (2)	18,575	18,250
Argo Tech Corp.	9.250%	6/1/2011	18,005	18,635
Ashtead Holding PLC	8.625%	8/1/2015 (2)	7,175	7,372
Building Materials Corp.	7.750%	8/1/2014	33,575	31,644
Case New Holland Inc.	9.250%	8/1/2011	65,825	69,281
Crown Euro Holdings SA	9.500%	3/1/2011	19,830	21,813
Crown Euro Holdings SA	10.875%	3/1/2013	24,240	28,603
Douglas Dynamic LLC	7.750%	1/15/2012 (2)	5,605	5,409
^ Invensys PLC	9.875%	3/15/2011 (2)	42,355	40,873
L-3 Communications Corp.	7.625%	6/15/2012	24,850	25,968
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,257
L-3 Communications Corp.	6.375%	10/15/2015 (2)	16,190	16,028
Moog Inc.	6.250%	1/15/2015	7,115	7,062
Moog Inc.	6.250%	1/15/2015 (2)	7,145	7,091
NMHG Holding Co.	10.000%	5/15/2009	17,105	18,217
Owens-Brockway Glass Conainter, Inc.	7.750%	5/15/2011	31,555	32,502
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	21,610	22,636
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	4,310	4,612
Sequa Corp.	9.000%	8/1/2009	47,085	49,027
Texas Industries Inc.	7.250%	7/15/2013 (2)	13,665	14,177
TransDigm, Inc.	8.375%	7/15/2011	2,550	2,658
United Rental North America	6.500%	2/15/2012	57,020	54,454
Communication (19.6%)
AT&T Corp.	9.050%	11/15/2011 (3)	40,640	44,864
CSC Holdings, Inc.	7.875%	2/15/2018	8,185	7,939
CSC Holdings, Inc.	6.750%	4/15/2012 (2)(3)	10,160	9,804
CSC Holdings, Inc.	7.875%	12/15/2007	13,125	13,469
CSC Holdings, Inc.	8.125%	7/15/2009	28,765	29,484
CSC Holdings, Inc.	8.125%	8/15/2009	35,090	35,967
CSC Holdings, Inc.	7.625%	4/1/2011	33,335	33,335
CSC Holdings, Inc.	7.625%	7/15/2018	14,760	14,096
Canwest Media Inc.	8.000%	9/15/2012	28,600	29,816
Centennial Cellular	10.125%	6/15/2013	15,910	17,740
Centennial Communication	8.125%	2/1/2014 (3)	2,915	3,002
Charter Communications OPT LLC	8.000%	4/30/2012 (2)	64,920	65,407
Charter Communications OPT LLC	8.375%	4/30/2014 (2)	43,940	44,050
Citizens Communications	7.625%	8/15/2008	13,035	13,556
Citizens Communications	9.250%	5/15/2011	62,665	67,835
Corus Entertainment, Inc.	8.750%	3/1/2012	47,630	50,845
Dex Media East LLC	9.875%	11/15/2009	33,570	36,507
Dex Media West LLC	8.500%	8/15/2010	8,735	9,172
Dex Media, Inc.	8.000%	11/15/2013	16,290	16,575
DirecTV Holdings	8.375%	3/15/2013	8,185	8,901
Dobson Cellular Systems	8.375%	11/1/2011	31,140	32,308
Dobson Cellular Systems	9.875%	11/1/2012	17,225	18,560
EchoStar DBS Corp.	5.750%	10/1/2008	13,795	13,485
EchoStar DBS Corp.	9.125%	1/15/2009	1,170	1,228
EchoStar DBS Corp.	6.375%	10/1/2011	39,805	38,909
GCI Inc.	7.250%	2/15/2014	53,475	51,603
Houghton Mifflin Co.	8.250%	2/1/2011	34,915	35,788
Insight Midwest LP	10.500%	11/1/2010	77,295	81,353
Intelsat Bermuda Ltd.	8.695%	1/15/2012 (2)(3)	8,390	8,516
Intelsat Bermuda Ltd.	8.250%	1/15/2013 (2)	6,980	6,997
Intelsat Bermuda Ltd.	8.625%	1/15/2015 (2)	44,585	45,254
Intelsat Ltd.	5.250%	11/1/2008	17,290	15,734
Lamar Media Corp.	7.250%	1/1/2013	10,960	11,344
Lamar Media Corp.	6.625%	8/15/2015 (2)	10,915	10,970
Liberty Media Corp.	7.750%	7/15/2009	6,180	6,459
Liberty Media Corp.	7.875%	7/15/2009	26,840	28,162
^ Liberty Media Corp.	5.700%	5/15/2013	29,345	26,435
^ Liberty Media Corp.	8.250%	2/1/2030	21,440	20,246
Lin Television Corp.	6.500%	5/15/2013 (2)	16,495	15,711
MCI Inc.	7.688%	5/1/2009 (3)	12,630	13,072
MCI Inc.	8.735%	5/1/2014 (3)	19,560	21,663
Mail-Well Corp.	9.625%	3/15/2012	32,795	34,599
Mediacom Broadband LLC	11.000%	7/15/2013	37,850	40,689
^ Mediacom Broadband LLC	8.500%	10/15/2015 (2)	16,035	14,752
^ Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	16,565	16,234
Medianews Group Inc.	6.875%	10/1/2013	22,880	22,680
Nextel Communications	5.950%	3/15/2014	67,551	67,709
PanAmSat Corp.	9.000%	8/15/2014	20,361	21,430
Quebecor Media Inc.	11.125%	7/15/2011	20,735	22,549
^ Qwest Communications International Inc.	7.500%	2/15/2014 (3)	12,540	11,913
Qwest Communications International Inc.	8.875%	3/15/2012 (3)	93,455	103,034
Radio one Inc.	6.375%	2/15/2013	11,595	11,276
Rogers Cable Inc.	7.875%	5/1/2012	3,810	4,029
Rogers Cable Inc.	6.250%	6/15/2013	42,465	41,403
Rogers Cable Inc.	5.500%	3/15/2014	25,505	23,465
Rogers Cable Inc.	6.750%	3/15/2015	6,610	6,610
Rogers Cable Inc.	7.500%	3/15/2015	13,530	14,443
Rogers Wireless Inc.	9.625%	5/1/2011	53,740	61,667
Rogers Wireless Inc.	6.375%	3/1/2014	33,590	33,506
Shaw Communications Inc.	8.250%	4/11/2010	28,950	31,121
Shaw Communications Inc.	7.250%	4/6/2011	1,885	1,970
Sinclair Broadcast Group	8.750%	12/15/2011	16,290	17,186
Sinclair Broadcast Group	8.000%	3/15/2012	27,815	28,510
US West Communications Group	6.875%	9/15/2033	56,160	49,561
Vertis Inc.	9.750%	4/1/2009	14,090	14,231
Videotron Ltee	6.375%	12/15/2015 (2)	5,230	5,178
Consumer Cyclical (16.8%)
AMC Entertainment Inc.	8.000%	3/1/2014	24,160	21,080
^ Arvinmeritor Inc.	8.750%	3/1/2012	25,755	24,338
Aztar Corp.	9.000%	8/15/2011	16,275	17,170
Beazer Homes USA, Inc.	8.625%	5/15/2011	34,000	34,595
Beazer Homes USA, Inc.	8.375%	4/15/2012	2,680	2,727
Beazer Homes USA, Inc.	6.875%	7/15/2015	13,910	13,864
Boyd Gaming Corp.	8.750%	4/15/2012	7,495	8,001
Boyd Gaming Corp.	7.750%	12/15/2012	10,260	10,645
Boyd Gaming Corp.	6.750%	4/15/2014	5,085	4,996
Corrections Corp.	6.250%	3/15/2013	12,065	11,854
Cummins Inc.	9.500%	12/1/2010 (3)	7,940	8,535
Cummins Inc.	7.125%	3/1/2028	6,550	6,648
D.R. Horton, Inc.	5.000%	1/15/2009	7,545	7,375
D.R. Horton, Inc.	4.875%	1/15/2010	13,055	12,565
^ D.R. Horton, Inc.	9.750%	9/15/2010	3,525	3,974
D.R. Horton, Inc.	7.875%	8/15/2011	12,535	13,538
D.R. Horton, Inc.	5.375%	6/15/2012	19,685	19,045
D.R. Horton, Inc.	5.250%	2/15/2015	28,450	26,067
D.R. Horton, Inc.	5.625%	1/15/2016	21,560	20,105
Dana Corp.	7.000%	3/15/2028	6,195	4,646
^ Dura Operating Corp.	8.625%	4/15/2012	13,990	11,891
^ Ford Motor Co.	7.450%	7/16/2031	81,855	59,959
Ford Motor Credit Co.	7.875%	6/15/2010	13,880	13,391
^ Ford Motor Credit Co.	7.000%	10/1/2013	66,530	61,028
^ GSC Holdings Corp.	8.000%	10/1/2012 (2)	22,975	22,401
General Motors Acceptance Corp.	6.875%	8/28/2012	27,825	26,716
^ General Motors Acceptance Corp.	8.000%	11/1/2031	80,470	82,910
^ General Motors Corp.	8.375%	7/15/2033	24,070	17,691
Host Marriott LP	9.500%	1/15/2007	21,155	22,028
Host Marriott LP	7.125%	11/1/2013	68,215	69,068
ITT Corp.	7.375%	11/15/2015	2,440	2,599
Isle of Capri Casinos	7.000%	3/1/2014	23,470	22,238
J.B. Poindexter Co.	8.750%	3/15/2014	18,885	16,713
J.C. Penney Co., Inc.	7.375%	8/15/2008	10,290	10,792
K. Hovnanian Enterprises	6.250%	1/15/2016	17,185	15,381
KB HOME	8.625%	12/15/2008	13,485	14,260
KB HOME	7.750%	2/1/2010	7,600	7,771
KB HOME	6.375%	8/15/2011	3,265	3,216
KB HOME	6.250%	6/15/2015	18,215	17,122
^ Lear Corp.	5.750%	8/1/2014	26,215	21,234
Lodgenet Entertainment Corp.	9.500%	6/15/2013	9,310	10,078
MGM Mirage, Inc.	9.750%	6/1/2007	21,385	22,454
MGM Mirage, Inc.	8.500%	9/15/2010	78,475	83,968
Mandalay Resort Group	10.250%	8/1/2007	15,955	17,072
Mandalay Resort Group	9.375%	2/15/2010	37,730	41,314
Marquee Inc.	8.625%	8/15/2012	23,910	24,209
Meritage Corp.	7.000%	5/1/2014	14,265	13,070
Mohegan Tribal Gaming	6.125%	2/15/2013	13,640	13,231
^ Movie Gallery	11.000%	5/1/2012	11,675	9,340
Navistar International Corp.	6.250%	3/1/2012	11,865	10,649
Park Place Entertainment Corp.	8.875%	9/15/2008	23,930	25,785
Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	2,067
Park Place Entertainment Corp.	7.000%	4/15/2013	28,340	30,040
Rite Aid Corp.	8.125%	5/1/2010	7,910	8,009
Rite Aid Corp.	9.500%	2/15/2011	35,490	37,265
Rite Aid Corp.	7.500%	1/15/2015	4,175	3,883
Riviera Holdings Corp.	11.000%	6/15/2010	14,970	16,168
Royal Caribbean Cruises	7.500%	10/15/2027	24,480	25,398
Seneca Gaming Corp.	7.250%	5/1/2012	21,825	22,371
Seneca Gaming Corp.	7.250%	5/1/2012 (2)	5,225	5,356
Service Corp. International	7.000%	6/15/2017 (2)	22,655	22,372
Speedway Motorsports Inc.	6.750%	6/1/2013	11,505	11,793
Standard Pacific Corp.	6.875%	5/15/2011	26,250	24,741
Standard Pacific Corp.	7.750%	3/15/2013	12,640	12,261
Starwood Hotel Resorts	7.875%	5/1/2012 (3)	43,750	47,141
Station Casinos	6.500%	2/1/2014	32,365	32,284
Station Casinos	6.875%	3/1/2016 (2)	12,740	12,804
TRW Automotive Inc.	9.375%	2/15/2013	36,765	39,614
Tenneco Automotive Inc.	10.250%	7/15/2013	19,725	21,377
Toll Brothers, Inc.	8.250%	2/1/2011	7,425	7,741
Toll Brothers, Inc.	8.250%	12/1/2011	635	673
^ Visteon Corp.	7.000%	3/10/2014	25,375	21,442
Wynn Las Vegas LLC	6.625%	12/1/2014	40,825	38,886
Consumer Noncyclical (10.3%)
Ahold Finance USA Inc.	6.875%	5/1/2029	24,270	22,571
Alliance One International, Inc.	11.000%	5/15/2012 (2)	22,315	18,745
Altria Group, Inc.	7.000%	11/4/2013	9,995	10,766
AmerisourceBergen Corp.	5.625%	9/15/2012 (2)	18,900	18,286
AmerisourceBergen Corp.	5.875%	9/15/2015 (2)	22,195	21,418
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	6,550	6,877
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	6,035	5,824
Biovail Corp.	7.875%	4/1/2010	48,695	50,034
^ Bombardier Recreational	8.375%	12/15/2013	21,885	22,104
Columbia/HCA Healthcare Corp.	7.000%	7/1/2007	15,000	15,327
Columbia/HCA Healthcare Corp.	7.250%	5/20/2008	20,280	20,936
Columbia/HCA Healthcare Corp.	7.690%	6/15/2025	4,510	4,501
Constellation Brands Inc.	8.000%	2/15/2008	5,360	5,601
Constellation Brands Inc.	8.125%	1/15/2012	24,805	25,797
Coventry Health Care Inc.	5.875%	1/15/2012	970	971
Coventry Health Care Inc.	8.125%	2/15/2012	20,035	21,287
DaVita Inc.	6.625%	3/15/2013	12,915	12,947
DaVita Inc.	7.250%	3/15/2015	13,120	13,169
Delhaize America Inc.	9.000%	4/15/2031	12,665	14,231
Dole Foods Co.	7.250%	6/15/2010	2,955	2,896
Dole Foods Co.	8.875%	3/15/2011	14,125	14,549
Fisher Scientific International Inc.	6.750%	8/15/2014	13,585	14,026
Fisher Scientific International Inc.	6.125%	7/1/2015 (2)	26,355	26,091
HCA Inc.	5.500%	12/1/2009	13,930	13,570
HCA Inc.	8.750%	9/1/2010	27,000	29,543
HCA Inc.	5.750%	3/15/2014	9,135	8,656
HCA Inc.	6.375%	1/15/2015	55,090	54,191
HCA Inc.	7.500%	11/6/2033	9,725	9,807
Health Net Inc.	9.875%	4/15/2011 (3)	20,725	23,773
HealthSouth Corp.	8.375%	10/1/2011	20,835	19,793
^ HealthSouth Corp.	7.625%	6/1/2012	47,160	44,330
Mylan Laboratories Inc.	5.750%	8/15/2010 (2)	5,170	5,118
Mylan Laboratories Inc.	6.375%	8/15/2015 (2)	25,975	25,715
NDC Health Corp.	10.500%	12/1/2012	25,090	28,603
Omnicare, Inc.	8.125%	3/15/2011	42,445	44,302
Omnicare, Inc.	6.125%	6/1/2013	6,565	6,302
Owens & Minor, Inc.	8.500%	7/15/2011	29,985	31,634
Philip Morris Cos., Inc.	7.750%	1/15/2027	9,990	11,455
Quintiles Transnational	10.000%	10/1/2013	4,445	4,912
RJ Reynolds Corp.	6.500%	7/15/2010 (2)	7,785	7,668
^ RJ Reynolds Corp.	7.300%	7/15/2015 (2)	36,460	36,460
^ Radiologix, Inc.	10.500%	12/15/2008	21,140	22,038
Triad Hospitals Inc.	7.000%	5/15/2012	51,465	52,237
United Agricultural Products	8.250%	12/15/2011 (3)	7,966	8,364
VWR International Inc.	6.875%	4/15/2012	3,975	3,886
VWR International Inc.	8.000%	4/15/2014	10,755	10,432
Valeant Pharmaceuticals International	7.000%	12/15/2011	13,710	13,470
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	7,650	7,765
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	24,485	24,607
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	16,405	17,020
Energy (6.7%)
Amerada Hess Corp.	7.875%	10/1/2029	19,570	23,384
Amerada Hess Corp.	7.300%	8/15/2031	39,690	45,001
Chesapeake Energy Corp.	7.750%	1/15/2015	3,785	3,993
Chesapeake Energy Corp.	6.625%	1/15/2016	48,625	48,139
Chesapeake Energy Corp.	6.875%	1/15/2016	14,045	14,185
Chesapeake Energy Corp.	6.250%	1/15/2018	21,135	20,501
Delta Petroleum Corp.	7.000%	4/1/2015	13,160	12,535
Encore Acquisition Co.	6.250%	4/15/2014	5,010	4,860
Encore Acquisition Co.	6.000%	7/15/2015	17,645	16,719
Exco Resources Inc.	7.250%	1/15/2011	31,625	32,257
Forest Oil Corp.	8.000%	12/15/2011	21,660	23,772
Forest Oil Corp.	7.750%	5/1/2014	13,755	14,546
Giant Industries	11.000%	5/15/2012	15,257	16,935
Grant Prideco Inc.	6.125%	8/15/2015 (2)	8,110	8,130
Hornbeck Offshore Services	6.125%	12/1/2014	12,910	12,797
Hornbeck Offshore Services	6.125%	12/1/2014 (2)	5,205	5,159
Kerr McGee Corp.	6.950%	7/1/2024	14,445	14,766
Kerr-McGee Corp.	7.125%	10/15/2027	7,190	7,490
Magnum Hunter Resources Inc.	9.600%	3/15/2012	21,606	23,443
Newfield Exploration Co.	7.450%	10/15/2007	14,500	14,935
Newfield Exploration Co.	8.375%	8/15/2012	33,750	36,113
^ Parker Drilling Co.	9.625%	10/1/2013	22,645	25,645
Plains Exploration & Production Co.	8.750%	7/1/2012	4,385	4,692
Plains Exploration & Production Co.	7.125%	6/15/2014	9,850	10,269
Pogo Producing Co.	6.875%	10/1/2017 (2)	13,105	12,974
Premcor Refining Group	9.500%	2/1/2013	34,200	38,304
Pride International Inc.	7.375%	7/15/2014	50,760	54,440
Range Resources	6.375%	3/15/2015	7,470	7,489
Whiting Petroleum Corp.	7.250%	5/1/2012	17,725	17,947
Whiting Petroleum Corp.	7.250%	5/1/2013	21,975	22,250
Whiting Petroleum Corp.	7.000%	2/1/2014 (2)	3,950	3,970
Technology (3.9%)
Flextronics International Ltd.	6.250%	11/15/2014	24,315	23,525
IKON Office Solutions	7.750%	9/15/2015 (2)	24,520	23,846
Lucent Technologies	6.450%	3/15/2029	15,375	13,146
MagnaChip Semiconductor	6.875%	12/15/2011	22,955	21,463
Sanmina-SCI Corp.	10.375%	1/15/2010	42,075	46,177
^ Sanmina-SCI Corp.	6.750%	3/1/2013	10,480	9,877
SunGard Data Systems, Inc.	9.125%	8/15/2013 (2)	48,485	49,576
UGS Corp.	10.000%	6/1/2012	33,100	36,245
Xerox Corp.	9.750%	1/15/2009 (3)	82,110	90,937
Xerox Corp.	7.125%	6/15/2010	13,215	13,810
Xerox Corp.	8.000%	2/1/2027	23,305	24,062
Transportation (1.8%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	14,100	14,241
Continental Airlines, Inc.	7.056%	9/15/2009	18,810	18,998
Continental Airlines, Inc.	6.900%	1/2/2018 (1)	9,134	8,962
Continental Airlines, Inc.	9.798%	4/1/2021 (1)	9,165	9,085
^ Delta Air Lines Enhanced Equipment Trust Certificates	7.111%	9/18/2011	25,545	24,842
Greenbrier Co. Inc.	8.375%	5/15/2015	22,315	22,929
Kansas City Southern Industries, Inc.	9.500%	10/1/2008	20,000	21,700
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	23,585	24,352
^ Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	8,195	7,826
TFM SA de CV	9.375%	5/1/2012 (2)	8,235	8,894
Westinghouse Air Brake	6.875%	7/31/2013	135	138
Other (2.3%)
Adesa Corp.	7.625%	6/15/2012	25,175	25,175
FastenTech Inc.	11.500%	5/1/2011 (3)	13,040	13,562
General Cable Corp.	9.500%	11/15/2010	20,705	21,792
Itron Inc.	7.750%	5/15/2012	5,835	5,908
JohnsonDiversey Inc.	9.625%	5/15/2012	29,845	29,696
Petroleum Geo-Services	10.000%	11/5/2010	40,465	44,512
Timken Co.	5.750%	2/15/2010	21,860	21,747
^ UCAR Finance, Inc.	10.250%	2/15/2012	41,350	43,418
Valmont Industries Inc.	6.875%	5/1/2014	4,065	4,136

				7,183,256

Utilities (10.7%)
Electric (7.1%)
AES Corp.	9.500%	6/1/2009	1,885	2,031
AES Corp.	9.375%	9/15/2010	2,990	3,244
AES Corp.	8.750%	5/15/2013 (2)	53,620	57,843
AES Corp.	9.000%	5/15/2015 (2)	61,990	67,337
Allegheny Energy Supply	7.800%	3/15/2011	6,340	6,815
Aquila Inc.	9.950%	2/1/2011 (3)	42,960	47,256
Avista Corp.	9.750%	6/1/2008	19,005	20,858
CMS Energy Corp.	7.500%	1/15/2009	9,032	9,348
CMS Energy Corp.	8.500%	4/15/2011	21,750	23,843
DPL Inc.	6.875%	9/1/2011	15,329	16,287
Edison Mission	9.875%	4/15/2011	23,515	27,454
Midwest Generation LLC	8.750%	5/1/2034	71,220	78,520
NRG Energy Inc.	8.000%	12/15/2013	10,047	10,951
Nevada Power Co.	10.875%	10/15/2009	1,941	2,125
Nevada Power Co.	8.250%	6/1/2011	7,150	7,883
Nevada Power Co.	6.500%	4/15/2012	9,945	10,020
Nevada Power Co.	9.000%	8/15/2013	11,126	12,277
Nevada Power Co.	5.875%	1/15/2015	15,895	15,483
Northwestern Corp.	5.875%	11/1/2014	3,045	3,034
Reliant Energy, Inc.	6.750%	12/15/2014	40,580	37,638
Sierra Pacific Resources	8.625%	3/15/2014	11,390	12,486
Sierra Pacific Resources	6.750%	8/15/2017 (2)	7,515	7,506
TECO Energy, Inc.	7.200%	5/1/2011	28,710	30,110
TECO Energy, Inc.	7.000%	5/1/2012	2,200	2,283
TECO Energy, Inc.	6.750%	5/1/2015	4,450	4,606
TXU Corp.	5.550%	11/15/2014	33,340	30,639
TXU Corp.	6.500%	11/15/2024	33,120	30,014
TXU Corp.	6.550%	11/15/2034	16,600	14,838
Texas Genco LLC	6.875%	12/15/2014 (2)	43,705	46,983
Natural Gas (3.6%)
ANR Pipeline Co.	8.875%	3/15/2010	28,880	30,938
Colorado Interstate Gas	5.950%	3/15/2015	3,115	2,959
El Paso Natural Gas Co.	7.625%	8/1/2010	13,275	13,872
El Paso Natural Gas Co.	7.500%	11/15/2026	6,670	6,753
El Paso Production Holdings	7.750%	6/1/2013	64,495	66,430
Enterprise Products Operating LP	6.875%	3/1/2033	15,915	16,489
Enterprise Products Operating LP	5.750%	3/1/2035	11,500	10,269
Semco Energy Inc.	7.125%	5/15/2008	3,490	3,534
Semco Energy Inc.	7.750%	5/15/2013	2,755	2,851
Southern Natural Gas	8.875%	3/15/2010	33,080	35,313
Suburban Propane Partners	6.875%	12/15/2013	12,050	11,146
Williams Cos., Inc.	8.125%	3/15/2012 (3)	38,775	41,829
Williams Cos., Inc.	8.750%	3/15/2032 (3)	6,060	7,014
Williams Cos., Inc.	7.125%	9/1/2011	41,285	42,782
Williams Cos., Inc.	7.500%	1/15/2031	29,450	30,628
Williams Cos., Inc.	7.750%	6/15/2031	1,515	1,591

				964,110

Total Corporate Bonds
(Cost $8,291,076)				8,315,840

Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)

Federal Republic of Brazil	8.000%	1/15/2018 (1)	26,770	27,546
Pemex Project Funding Master Trust	5.750%	12/15/2015 (2)	23,380	22,702

Total Sovereign Bonds
(Cost $50,718)				50,248

Temporary Cash Investments (5.9%)

Repurchase Agreement (0.5%)
Bank America Securities			40,000	40,000

4.030%, 11/1/2005
(Dated 10/31/2005, Repurchase Value $40,004,000 ,
collateralized by Federal National Mortgage
Assn., 5.000%, 4/1/2035)

			Shares

Money Market Fund (5.8%)
† Vanguard Market Liquidity Fund, 3.851%			527,683,990	527,684

Total Temporary Cash Investments
(Cost $567,684)				527,684

Total Investments (104.0%)
(Cost $9,362,032)				9,334,774

Other Assets and Liabilities—Net (-4.0%)				(355,372)

Net Assets (100%)				8,979,402

^Part of security position is on loan to broker/dealers.
†Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $911,527,000, representing 10.1% of net assets.
(3)Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value . Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $9,362,032,000. Net unrealized appreciation of investment securities for tax purposes was $12,742,000, consisting of unrealized gains of $188,566,000 on securities that had risen in value since their purchase and $175,824,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT SECURITIES (96.7%)

U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	$1,222,030	$1,324,595
U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	429,575	662,959
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	284,400	451,419
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	71,100	100,489
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2007	68,195	86,729
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	159,650	203,061
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	456,120	584,555
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	508,775	654,605
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	1,022,700	1,018,830
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	337,325	412,234
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2012	344,255	414,449
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	537,500	627,581
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	612,800	651,609
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	707,000	753,363
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	826,570	863,243
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/2015	566,550	565,161

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $9,286,193)				9,374,882

			Shares

TEMPORARY CASH INVESTMENT (2.4%)

* Vanguard Market Liquidity Fund, 3.851%
(Cost $231,772)			231,771,795	231,772

TOTAL INVESTMENTS (99.1%)
(Cost $9,517,965)				9,606,654

OTHER ASSETS AND LIABILITIES—NET (0.9%)				88,343

NET ASSETS (100%)				$9,694,997

*Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $9,525,076,000. Net unrealized appreciation of investment securities for tax purposes was $81,578,000, consisting of unrealized gains of $152,255,000 on securities that had risen in value since their purchase and $70,677,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund Schedule of Investments October 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (10.3%)

U.S. Government Securities (7.8%)
U.S. Treasury Bond	4.000%	2/15/2015	6,860	6,559
U.S. Treasury Bond	8.125%	8/15/2019	43,000	57,425
U.S. Treasury Bond	8.750%	5/15/2020	44,000	62,102
U.S. Treasury Note	5.750%	8/15/2010	5,930	6,254
U.S. Treasury Note	3.875%	9/15/2010	7,500	7,305
U.S. Treasury Note	4.250%	10/15/2010	34,500	34,187
U.S. Treasury Note	4.875%	2/15/2012	9,800	9,994
U.S. Treasury Note	3.875%	2/15/2013	19,930	19,120
U.S. Treasury Note	4.250%	8/15/2013	96,000	94,125
U.S. Treasury Note	4.250%	11/15/2013	82,130	80,410
U.S. Treasury Note	4.250%	11/15/2014	3,015	2,940
U.S. Treasury Note	4.125%	5/15/2015	4,600	4,438

				384,859

Agency Bonds and Notes (0.9%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	20,000	19,345
* Federal National Mortgage Assn	5.375%	11/15/2011	22,000	22,580

				41,925

Mortgage-Backed Securities (1.6%)
Conventional Mortgage-Backed Securities (0.1%)
* Federal Home Loan Mortgage Corp.	6.000%	4/1/2017 (1)	6,567	6,718
Non-Conventional Mortgage-Backed Securities (1.5%)
* Federal Home Loan Mortgage Corp.	4.500%	5/15/2026 (1)	33,038	32,920
* Federal Home Loan Mortgage Corp.	4.858%	9/1/2032 (1)	3,432	3,432
* Federal Home Loan Mortgage Corp.	5.000%	6/15/2024 (1)	18,762	18,687
* Federal Home Loan Mortgage Corp.	5.000%	10/15/2024 (1)	4,141	4,123
* Federal Home Loan Mortgage Corp.	5.018%	8/1/2032 (1)	7,785	7,766
* Federal National Mortgage Assn	5.000%	7/25/2024 (1)	5,000	4,973

				78,619

Total U.S. Government and Agency Obligations
(Cost $485,888)				505,403

Corporate Bonds (85.3%)

Asset Backed/Commercial Mortgage-Backed Securities (10.1%)
American Express Credit Account Master Trust	4.090%	12/15/2008 (1)(3)	4,180	4,183
American Express Credit Account Master Trust	4.080%	11/16/2009 (1)(3)	3,625	3,632
American Express Credit Account Master Trust	4.080%	9/15/2010 (1)(3)	6,800	6,825
American Express Credit Account Master Trust	4.080%	10/15/2010 (1)(3)	10,000	10,037
Bank One Issuance Trust	4.080%	12/15/2010 (1)(3)	25,000	25,097
Bank One Issuance Trust	4.370%	4/15/2012 (1)	10,000	9,799
Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/2041 (1)	8,000	7,888
Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042 (1)	7,360	7,143
Bear Stearns Commercial Mortgage Securities, Inc.	5.303%	10/12/2042 (1)	4,956	4,948
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008 (1)	533	538
Capital One Multi-Asset Execution Trust	4.150%	7/16/2012 (1)	7,000	6,804
Chase Credit Card Master Trust	4.000%	5/15/2009 (1)(3)	15,000	15,015
Chase Credit Card Master Trust	4.080%	7/15/2010 (1)(3)	11,000	11,043
Chase Issuance Trust	4.010%	10/15/2012 (1)(3)	25,000	25,061
Citibank Credit Card Issuance Trust	4.159%	10/20/2014 (1)(3)	25,000	25,000
Citibank Credit Card Issuance Trust	4.850%	3/10/2017 (1)	10,000	9,812
Citibank Credit Card Master Trust	6.300%	5/15/2008 (1)	10,000	10,088
COMED Transitional Funding Trust	5.630%	6/25/2009 (1)	11,738	11,830
Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038 (1)	14,000	13,799
Detroit Edison Securitization Funding LLC	6.190%	3/1/2013 (1)	15,000	15,703
Discover Card Master Trust I	3.980%	9/16/2010 (1)(3)	25,000	25,041
Fleet Home Equity Loan Trust	4.250%	1/20/2033 (1)(3)	4,774	4,775
Ford Credit Floor Plan Master Owner Trust	4.010%	7/15/2009 (1)(3)	10,000	10,001
GE Capital Commercial Mortgage Corp.	4.974%	7/10/2045 (1)	5,000	4,934
GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048 (1)	5,350	5,223
GE Capital Credit Card Master Note Trust	4.020%	6/15/2010 (1)(3)	4,480	4,488
GE Capital Credit Card Master Note Trust	4.010%	9/15/2010 (1)(3)	11,000	11,023
Illinois Power Special Purpose Trust	5.540%	6/25/2009 (1)	5,672	5,716
JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046 (1)	16,000	15,761
LB-UBS Commercial Mortgage Trust	4.954%	9/15/2040 (1)	9,000	8,823
Massachusetts RRB Special Purpose Trust	4.400%	3/15/2015 (1)	12,000	11,547
MBNA Credit Card Master Note Trust	3.960%	2/15/2012 (1)(3)	15,000	15,053
Mellon Bank Premium Finance Loan Master Trust	4.030%	6/15/2009 (1)(3)	6,720	6,732
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	4.308%	11/25/2015 (1)(3)	2,710	2,686
National City Credit Card Master Trust	3.880%	8/15/2012 (1)(3)	10,000	10,034
PECO Energy Transition Trust	6.050%	3/1/2009 (1)	8,522	8,626
PECO Energy Transition Trust	6.520%	12/31/2010 (1)	10,000	10,634
PG&E Energy Recovery Funding LLC	4.370%	6/25/2014 (1)	50,000	48,432
PP&L Transition Bond Co. LLC	7.050%	6/25/2009 (1)	4,325	4,424
PSEG Transition Funding LLC	6.610%	6/15/2015 (1)	15,000	16,325
Superior Wholesale Inventory Financing Trust	4.050%	3/15/2011 (1)(3)	20,000	19,944
Target Credit Card Master Trust	4.086%	6/27/2011 (1)(3)	10,000	10,022
Volkswagen Credit Auto Master Trust	4.020%	7/20/2010 (1)(3)	14,850	14,866

				499,355

Finance (30.5%)
Banking (15.1%)
Allied Irish Banks	3.700%	8/3/2007 (3)	17,518	17,508
AmSouth Bank NA	5.200%	4/1/2015	10,000	9,844
ANZ National Bank International Ltd.	4.210%	4/14/2008 (2)(3)	13,000	13,009
Astoria Financial Corp.	5.750%	10/15/2012	9,000	9,070
Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014 (2)	8,550	8,348
Banco Santander Peru	5.375%	12/9/2014 (2)	4,000	3,975
Bank of America Corp.	7.400%	1/15/2011	10,000	11,011
Bank of America Corp.	4.875%	9/15/2012	12,000	11,815
Bank of America Corp.	4.875%	1/15/2013	16,021	15,745
Bank of America Corp.	5.375%	6/15/2014	7,000	7,073
Bank of America Corp.	4.750%	8/1/2015	15,000	14,385
Bank of New York Co., Inc.	4.950%	3/15/2015	5,000	4,882
Bank One Corp.	7.875%	8/1/2010	10,262	11,404
BB&T Corp.	6.500%	8/1/2011	12,500	13,313
BB&T Corp.	4.750%	10/1/2012	5,000	4,875
BNP Paribas	4.800%	6/24/2015 (2)	10,000	9,653
Citigroup, Inc.	3.938%	6/9/2009 (3)	25,700	25,800
Citigroup, Inc.	7.250%	10/1/2010	900	983
Citigroup, Inc.	5.625%	8/27/2012	20,000	20,512
Citigroup, Inc.	5.000%	9/15/2014	9,000	8,840
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	25,000	24,016
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	10,074
Fifth Third Bank	4.750%	2/1/2015	13,150	12,660
First Tennessee Bank	5.050%	1/15/2015	5,000	4,831
Golden West Financial Corp.	4.750%	10/1/2012	17,000	16,615
GreenPoint Financial Corp.	3.200%	6/6/2008	6,500	6,225
HSBC Bank USA	3.875%	9/15/2009	1,500	1,443
HSBC Bank USA	4.625%	4/1/2014	22,000	21,027
Hudson United Bank	7.000%	5/15/2012	9,200	10,005
JPMorgan Chase & Co.	4.500%	11/15/2010	5,000	4,878
JPMorgan Chase & Co.	5.750%	1/2/2013	10,000	10,293
JPMorgan Chase & Co.	4.875%	3/15/2014	5,000	4,817
JPMorgan Chase & Co.	5.150%	10/1/2015	15,000	14,610
Key Bank NA	4.950%	9/15/2015	18,000	17,328
M & T Bank Corp.	3.850%	4/1/2013 (2)	2,750	2,676
Marshall & Ilsley Bank	5.250%	9/4/2012	4,000	4,017
Mellon Bank NA	4.750%	12/15/2014	5,000	4,826
Mellon Funding Corp.	3.250%	4/1/2009	10,000	9,465
Mercantile Bankshares Corp.	4.625%	4/15/2013	10,000	9,653
National Australia Bank	8.600%	5/19/2010	5,000	5,727
National City Bank	6.250%	3/15/2011	8,000	8,472
National City Corp.	4.900%	1/15/2015	3,435	3,320
National Westminster Bank PLC	7.750%	4/29/2049 (3)	7,300	7,654
North Fork Bancorp	5.875%	8/15/2012	5,500	5,715
PNC Bank NA	4.875%	9/21/2017	5,000	4,733
Regions Financial Corp.	6.375%	5/15/2012	8,975	9,572
Resona Bank Ltd.	5.850%	9/29/2049 (2)	4,200	4,123
Resona Preferred Global Securities	7.191%	12/30/2049 (2)	2,475	2,550
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	6,000	5,952
Scotland International Finance	7.700%	8/15/2010 (2)	10,000	11,133
Skandinaviska Enskilda Banken	6.875%	2/15/2009	5,000	5,306
Southtrust Corp.	5.800%	6/15/2014	5,000	5,145
Sovereign Bancorp, Inc.	4.800%	9/1/2010 (2)	5,000	4,903
Sovereign Bank	4.000%	2/1/2008	4,900	4,835
Sovereign Bank	4.375%	8/1/2013	2,458	2,400
SunTrust Banks, Inc.	3.990%	6/2/2009 (3)	12,175	12,193
SunTrust Banks, Inc.	4.354%	4/1/2015 (3)	6,000	5,996
Union Planters Corp.	7.750%	3/1/2011	10,000	11,201
UnionBanCal Corp.	5.250%	12/16/2013	3,000	2,962
United Overseas Bank Ltd.	4.500%	7/2/2013 (2)	7,000	6,628
US Bank NA	4.420%	10/14/2014 (3)	10,000	10,034
US Bank NA	4.950%	10/30/2014	20,000	19,612
Wachovia Corp.	4.875%	2/15/2014	36,315	35,424
Wachovia Corp.	5.250%	8/1/2014	15,000	14,892
Washington Mutual Bank	5.650%	8/15/2014	19,500	19,696
Washington Mutual Bank	5.125%	1/15/2015	9,000	8,737
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	10,875
Wells Fargo & Co.	4.200%	1/15/2010	20,000	19,395
Wells Fargo & Co.	5.125%	9/1/2012	10,000	9,995
Wells Fargo & Co.	4.625%	4/15/2014	10,000	9,576
Western Financial Bank	9.625%	5/15/2012	1,640	1,857
Westpac Capital Trust III	5.819%	12/30/2049 (2)	14,300	14,593
Wilmington Trust Corp.	4.875%	4/15/2013	15,805	15,280
Zions Bancorp	6.000%	9/15/2015	11,000	11,462
Brokerage (3.4%)
Bear Stearns Co., Inc.	7.625%	12/7/2009	14,350	15,675
Bear Stearns Co., Inc.	4.500%	10/28/2010	13,350	12,975
Goldman Sachs Group, Inc.	4.524%	7/23/2009 (3)	3,575	3,595
Goldman Sachs Group, Inc.	4.500%	6/15/2010	5,000	4,867
Goldman Sachs Group, Inc.	4.300%	6/28/2010 (3)	8,925	8,955
Goldman Sachs Group, Inc.	5.125%	1/15/2015	25,000	24,464
LaBranche & Co.	9.500%	5/15/2009	1,375	1,445
LaBranche & Co.	11.000%	5/15/2012	375	409
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	10,000	9,677
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	14,500	14,012
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	25,000	24,286
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	10,000	9,753
Morgan Stanley Dean Witter	5.300%	3/1/2013	18,000	17,909
Morgan Stanley Dean Witter	4.750%	4/1/2014	5,000	4,727
Morgan Stanley Dean Witter	5.375%	10/15/2015	15,000	14,821
Topaz Ltd.	6.920%	3/10/2007 (1)(2)	2,300	2,304
Finance Companies (6.1%)
American Express Centurion Bank	4.130%	11/16/2009 (3)	5,000	5,019
American Express Co.	4.875%	7/15/2013	16,417	16,119
American Express Credit Corp.	3.000%	5/16/2008	6,500	6,214
American General Finance Corp.	4.875%	5/15/2010	1,000	988
American General Finance Corp.	4.875%	7/15/2012	12,000	11,645
American General Finance Corp.	5.375%	10/1/2012	20,000	20,036
Block Financial Corp.	5.125%	10/30/2014	12,000	11,493
Capital One Bank	6.250%	11/15/2013	8,000	8,294
Capital One Bank	5.125%	2/15/2014	10,000	9,705
Capital One Bank	5.500%	6/1/2015	10,000	9,801
CIT Group, Inc.	5.000%	2/1/2015	12,000	11,541
Countrywide Home Loan	4.000%	3/22/2011	10,000	9,364
General Electric Capital Corp.	3.250%	6/15/2009	10,000	9,451
General Electric Capital Corp.	4.375%	11/21/2011	20,000	19,267
General Electric Capital Corp.	5.875%	2/15/2012	45,000	46,788
General Electric Capital Corp.	6.000%	6/15/2012	15,000	15,710
HSBC Finance Corp.	4.125%	11/16/2009	5,000	4,814
HSBC Finance Corp.	4.220%	9/14/2012 (3)	8,000	7,996
HSBC Finance Corp.	5.250%	4/15/2015	7,500	7,383
HSBC Finance Corp.	5.000%	6/30/2015	5,000	4,828
International Lease Finance Corp.	4.750%	7/1/2009	4,350	4,296
iStar Financial Inc.	7.000%	3/15/2008	680	705
MBNA Corp.	7.500%	3/15/2012	6,145	6,879
Residential Capital Corp.	6.375%	6/30/2010 (2)	10,300	10,447
SLM Corp.	5.050%	11/14/2014	15,000	14,773
USAA Capital Corp.	4.640%	12/15/2009	26,000	25,556
Insurance (2.6%)
Genworth Financial, Inc.	4.950%	10/1/2015	5,000	4,824
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,569
Lincoln National Corp.	6.200%	12/15/2011	7,000	7,342
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,080
MetLife, Inc.	6.125%	12/1/2011	15,000	15,702
MetLife, Inc.	5.375%	12/15/2012	10,000	10,036
NAC Re Corp.	7.150%	11/15/2005 (4)	6,500	6,506
Nationwide Financial Services	5.900%	7/1/2012	5,000	5,150
New York Life Global Funding	5.375%	9/15/2013 (2)	12,000	12,062
Principal Life Global	4.400%	10/1/2010 (2)	10,000	9,713
Protective Life Secured Trust	4.000%	4/1/2011	5,000	4,726
Prudential Financial, Inc.	5.100%	9/20/2014	15,000	14,734
Prudential Financial, Inc.	4.750%	6/13/2015	7,000	6,681
Travelers Property Casualty Corp.	5.000%	3/15/2013	5,000	4,846
Willis Group Holdings Ltd.	5.625%	7/15/2015	9,000	8,777
Xlliac Global Funding	4.800%	8/10/2010 (2)	3,300	3,237
Real Estate Investment Trust (2.5%)
Archstone-Smith Trust	5.250%	5/1/2015	5,000	4,893
Arden Realty LP	5.200%	9/1/2011	1,900	1,862
Camden Property Trust	5.000%	6/15/2015	10,000	9,463
Colonial Realty LP	5.500%	10/1/2015	3,000	2,886
CPG Partners LP	8.250%	2/1/2011	5,000	5,617
Developers Diversified Reality Corp.	5.250%	4/15/2011	7,500	7,393
EOP Operating LP	8.100%	8/1/2010	5,000	5,550
EOP Operating LP	7.000%	7/15/2011	10,000	10,772
ERP Operating LP	5.125%	3/15/2016	11,000	10,607
Health Care REIT, Inc.	8.000%	9/12/2012	5,000	5,596
Health Care REIT, Inc.	5.875%	5/15/2015	5,725	5,624
HRPT Properties Trust	6.400%	2/15/2015	9,500	9,930
Irvine Apartment Communities Inc.	7.000%	10/1/2007	5,000	5,135
ProLogis	5.625%	11/15/2015 (2)	5,000	4,978
Simon Property Group Inc.	4.875%	3/18/2010	10,000	9,845
Simon Property Group Inc.	4.875%	8/15/2010	3,750	3,690
Weingarten Realty Investors	4.857%	1/15/2014	10,000	9,617
Westfield Capital Corp.	4.000%	11/2/2007 (2)(3)	8,650	8,670
Other (0.8%)
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	5,000	4,831
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	20,000	19,663
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	17,100	16,613

				1,504,658

Industrial (36.9%)
Basic Industries (1.2%)
Airgas, Inc.	6.250%	7/15/2014	950	950
Celulosa Arauco Constitution SA	5.125%	7/9/2013	9,000	8,606
Celulosa Arauco Constitution SA	5.625%	4/20/2015	3,000	2,927
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	7,000	6,766
Equistar Chemicals LP	10.125%	9/1/2008	547	591
Equistar Chemicals LP	8.750%	2/15/2009	600	632
Georgia-Pacific Corp.	8.125%	5/15/2011	1,335	1,448
Georgia-Pacific Corp.	8.000%	1/15/2014	800	867
International Steel Group, Inc.	6.500%	4/15/2014	2,200	2,178
Jefferson Smurfit Corp.	7.500%	6/1/2013	680	615
Lubrizol Corp.	5.500%	10/1/2014	14,000	13,774
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,564
Rohm & Haas Co.	7.400%	7/15/2009	1,403	1,514
Southern Peru Ltd.	6.375%	7/27/2015 (2)	550	539
UPM-Kymenne Corp.	5.625%	12/1/2014 (2)	10,000	9,765
Capital Goods (5.3%)
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,643
BAE Systems	7.156%	12/15/2011 (1)(2)	8,450	8,931
Bemis Co. Inc.	6.500%	8/15/2008	5,000	5,191
Boeing Capital Corp.	6.100%	3/1/2011	5,000	5,238
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,000	6,820
Caterpillar Financial Services Corp.	4.600%	1/15/2014	3,000	2,896
Crane Co.	5.500%	9/15/2013	5,000	4,927
CRH America Inc.	6.950%	3/15/2012	8,555	9,330
Crown Euro Holdings SA	9.500%	3/1/2011	1,815	1,997
Emerson Electric Co.	7.125%	8/15/2010	12,500	13,641
General Dynamics Corp.	4.250%	5/15/2013	16,350	15,536
Hutchison Whampoa International Ltd.	6.500%	2/13/2013 (2)	17,000	17,837
John Deere Capital Corp.	7.000%	3/15/2012	13,440	14,795
L-3 Communications Corp.	7.625%	6/15/2012	675	705
L-3 Communications Corp.	6.125%	7/15/2013	450	441
L-3 Communications Corp.	5.875%	1/15/2015	1,400	1,334
Masco Corp.	5.875%	7/15/2012	10,560	10,950
Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009 (1)(2)	4,295	4,357
NMHG Holding Co.	10.000%	5/15/2009	1,165	1,241
Northrop Grumman Corp.	7.125%	2/15/2011	15,610	17,007
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	2,250	2,357
Raytheon Co.	4.850%	1/15/2011	13,850	13,652
Textron Financial Corp.	4.600%	5/3/2010	8,000	7,855
Textron, Inc.	4.500%	8/1/2010	7,000	6,826
The Boeing Co.	5.125%	2/15/2013	8,000	8,010
Trinity Industries	6.500%	3/15/2014	1,200	1,167
Tyco International Group SA	6.375%	10/15/2011	10,000	10,524
Tyco International Group SA	6.000%	11/15/2013	11,000	11,416
United Technologies Corp.	6.350%	3/1/2011	30,600	32,501
Waste Management, Inc.	7.375%	8/1/2010	16,370	17,723
Communications (7.3%)
America Movil SA de C.V	5.750%	1/15/2015	10,000	9,812
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	10,515
British Sky Broadcasting Corp.	8.200%	7/15/2009	4,125	4,520
Citizens Communications	9.250%	5/15/2011	1,000	1,083
Citizens Communications	6.250%	1/15/2013	200	190
Clear Channel Communications, Inc.	4.400%	5/15/2011	6,000	5,561
Comcast Corp.	5.850%	1/15/2010	8,000	8,149
Comcast Corp.	5.500%	3/15/2011	7,000	7,012
Comcast Corp.	4.950%	6/15/2016	10,000	9,323
Cox Communications, Inc.	6.750%	3/15/2011	10,000	10,501
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,703
Cox Enterprises, Inc.	7.875%	9/15/2010 (2)	5,000	5,444
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	16,000	17,836
DirecTV Holdings	8.375%	3/15/2013	1,140	1,240
France Telecom	7.750%	3/1/2011 (3)	25,000	27,961
Knight Ridder, Inc.	4.625%	11/1/2014	12,000	10,926
News America Inc.	4.750%	3/15/2010	9,800	9,683
Nextel Communications	5.950%	3/15/2014	5,000	5,012
Rogers Cable Inc.	6.750%	3/15/2015	100	100
SBC Communications, Inc.	6.250%	3/15/2011	5,000	5,206
SBC Communications, Inc.	5.100%	9/15/2014	10,000	9,679
Scholastic Corp.	5.000%	4/15/2013	4,425	4,025
Shaw Communications Inc.	8.250%	4/11/2010	1,075	1,156
Sprint Capital Corp.	7.625%	1/30/2011	17,270	19,008
Sprint Capital Corp.	8.375%	3/15/2012	5,000	5,774
Telecom Italia Capital	5.250%	11/15/2013	15,000	14,652
Telecom Italia Capital	4.950%	9/30/2014	10,000	9,563
Telecom Italia Capital	5.250%	10/1/2015	7,000	6,757
Telefonos de Mexico SA	5.500%	1/27/2015	10,000	9,613
Telstra Corp. Ltd.	6.375%	4/1/2012	15,000	15,897
Univision Communications, Inc.	3.875%	10/15/2008	7,000	6,683
USA Interactive	7.000%	1/15/2013	9,900	10,201
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	17,239
Verizon Global Funding Corp.	7.375%	9/1/2012	20,000	22,153
Verizon Global Funding Corp.	4.900%	9/15/2015	5,000	4,751
Vodafone AirTouch PLC	7.750%	2/15/2010	14,820	16,309
Vodafone Group PLC	5.000%	9/15/2015	10,000	9,738
Washington Post Co.	5.500%	2/15/2009	24,350	24,701
Consumer Cyclical (6.4%)
American Honda Finance	4.486%	1/27/2006 (2)(3)	22,000	22,008
Centex Corp.	4.550%	11/1/2010	4,600	4,397
CVS Corp.	6.117%	1/10/2013 (1)(2)	7,673	7,773
D.R. Horton, Inc.	5.625%	1/15/2016	10,000	9,325
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	7,000	6,804
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	600	634
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	3,300	3,200
Ford Motor Credit Co.	6.500%	1/25/2007	616	610
Ford Motor Credit Co.	7.260%	11/2/2007 (3)	5,320	5,266
Ford Motor Credit Co.	7.250%	10/25/2011	5,300	4,928
GSC Holdings Corp.	8.000%	10/1/2012 (2)	425	414
Harrah's Entertainment Inc.	7.875%	3/15/2010	1,575	1,687
Harrah's Operating Co., Inc.	8.000%	2/1/2011	8,125	8,971
Harrah's Operating Co., Inc.	5.750%	10/1/2017 (2)	15,000	14,239
International Speedway Corp.	4.200%	4/15/2009	3,815	3,693
International Speedway Corp.	5.400%	4/15/2014	7,000	6,970
Isle of Capri Casinos	9.000%	3/15/2012	660	686
K Hovnanian Enterprises	6.250%	1/15/2016	4,260	3,813
KB HOME	6.375%	8/15/2011	2,250	2,216
Lowe's Cos., Inc.	5.000%	10/15/2015	7,000	6,912
May Department Stores Co.	5.750%	7/15/2014	5,000	5,009
MDC Holdings Inc.	7.000%	12/1/2012	1,615	1,706
MDC Holdings Inc.	5.375%	7/1/2015	7,000	6,506
Meritage Corp.	6.250%	3/15/2015	1,000	873
MGM Mirage, Inc.	8.500%	9/15/2010	1,400	1,498
MGM Mirage, Inc.	5.875%	2/27/2014	1,000	940
Nissan Motor Acceptance Corp.	4.625%	3/8/2010 (2)	11,570	11,324
Office Depot, Inc.	6.250%	8/15/2013	10,000	10,151
Pulte Homes, Inc.	5.200%	2/15/2015	5,000	4,623
Royal Caribbean Cruises	6.750%	3/15/2008	1,530	1,568
Royal Caribbean Cruises	8.750%	2/2/2011	680	761
Ryland Group, Inc.	5.375%	1/15/2015	10,000	9,306
Sears Roebuck Acceptance Corp.	6.750%	8/15/2011	1,100	1,094
Speedway Motorsports Inc.	6.750%	6/1/2013	1,075	1,102
Staples Inc.	7.375%	10/1/2012	13,360	14,854
Station Casinos	6.875%	3/1/2016 (2)	650	653
Sun Sage BV	8.250%	3/26/2009 (2)	1,000	1,065
Target Corp.	5.375%	6/15/2009	23,100	23,454
Tenneco Automotive Inc.	8.625%	11/15/2014	1,100	1,048
The Walt Disney Co.	6.200%	6/20/2014	10,000	10,565
Time Warner, Inc.	6.710%	4/15/2011	1,100	0
Time Warner, Inc.	6.750%	4/15/2011	5,000	5,287
Time Warner, Inc.	6.875%	5/1/2012	9,500	10,161
Toll Brothers, Inc.	8.250%	2/1/2011	695	725
Toyota Motor Credit Corp.	4.350%	12/15/2010	20,000	19,546
Viacom Inc.	6.625%	5/15/2011	9,575	9,997
Wal-Mart Stores, Inc.	4.125%	2/15/2011	34,000	32,669
WCI Communities Inc.	9.125%	5/1/2012	2,700	2,720
Wynn Las Vegas LLC	6.625%	12/1/2014	1,200	1,143
Yum! Brands, Inc.	8.875%	4/15/2011	2,000	2,331
Yum! Brands, Inc.	7.700%	7/1/2012	7,000	7,913
Consumer Noncyclical (9.8%)
Altria Group, Inc.	5.625%	11/4/2008	2,475	2,513
AmerisourceBergen Corp.	5.625%	9/15/2012 (2)	2,800	2,709
Amgen Inc.	4.850%	11/18/2014	10,000	9,811
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	5,000	5,656
Archer-Daniels-Midland Co.	5.870%	11/15/2010	10,000	10,326
Bavaria SA	8.875%	11/1/2010 (2)	1,040	1,130
Baxter International, Inc.	4.750%	10/15/2010 (2)	16,860	16,492
Beckman Coulter Inc.	6.875%	11/15/2011	9,000	9,741
Becton, Dickinson & Co.	4.550%	4/15/2013	8,000	7,733
Biovail Corp.	7.875%	4/1/2010	1,390	1,428
Cadbury Schweppes US Finance	5.125%	10/1/2013 (2)	4,000	3,921
Campbell Soup Co.	4.875%	10/1/2013	10,000	9,802
Cargill Inc.	6.300%	4/15/2009 (2)	8,750	9,090
Cargill Inc.	4.375%	6/1/2013 (2)	8,600	8,143
Clorox Co.	5.000%	1/15/2015	8,000	7,836
Coca Cola Bottling Co.	5.000%	11/15/2012	7,000	6,873
Colgate-Palmolive Co.	5.980%	4/25/2012	14,300	15,056
ConAgra Foods, Inc.	6.750%	9/15/2011	6,837	7,287
Coventry Health Care Inc.	5.875%	1/15/2012	625	626
Dean Foods Co.	8.150%	8/1/2007	2,000	2,070
Dean Foods Co.	6.625%	5/15/2009	3,200	3,272
Del Monte Corp.	6.750%	2/15/2015 (2)	200	196
Delhaize America Inc.	7.375%	4/15/2006	3,300	3,333
Delhaize America Inc.	8.125%	4/15/2011	3,125	3,344
Estee Lauder Cos. Inc.	6.000%	1/15/2012	6,800	7,098
Fisher Scientific International Inc.	6.750%	8/15/2014	400	413
Fosters Finance Corp.	6.875%	6/15/2011 (2)	8,650	9,236
Fosters Finance Corp.	4.875%	10/1/2014 (2)	4,000	3,800
Genentech Inc.	4.750%	7/15/2015 (2)	16,150	15,609
General Mills, Inc.	6.000%	2/15/2012	6,429	6,704
H.J. Heinz Co.	6.625%	7/15/2011 (3)	10,500	11,205
HCA Inc.	6.250%	2/15/2013	20,000	19,606
Health Care Services Corp.	7.750%	6/15/2011 (2)	20,000	22,285
Hershey Foods Corp.	4.850%	8/15/2015	5,000	4,899
Hormel Foods Corp.	6.625%	6/1/2011	16,085	17,300
Hospira, Inc.	5.900%	6/15/2014	8,000	8,210
Kellogg Co.	6.600%	4/1/2011	13,500	14,449
Kimberly-Clark Corp.	4.875%	8/15/2015	6,000	5,913
Kroger Co.	6.200%	6/15/2012	9,300	9,454
Land O'Lakes Inc.	9.000%	12/15/2010	410	449
Manor Care Inc.	6.250%	5/1/2013	4,000	4,112
Medtronic Inc.	4.750%	9/15/2015 (2)	20,000	19,337
Nabisco Inc.	7.550%	6/15/2015	25,000	29,085
Omnicare, Inc.	6.125%	6/1/2013	1,125	1,080
PepsiAmericas Inc.	4.500%	3/15/2013	6,000	5,751
Quest Diagnostic, Inc.	5.450%	11/1/2015 (2)	10,000	9,952
Safeway, Inc.	4.950%	8/16/2010	5,495	5,309
Schering-Plough Corp.	5.550%	12/1/2013 (3)	5,000	5,080
Scotts Co.	6.625%	11/15/2013	1,050	1,068
Swift & Co.	10.125%	10/1/2009 (3)	925	971
Tate & Lyle International Finance PLC	5.000%	11/15/2014 (2)	10,000	9,442
Unilever Capital Corp.	7.125%	11/1/2010	34,000	37,228
UnitedHealth Group, Inc.	5.000%	8/15/2014	12,000	11,846
WellPoint Inc.	6.375%	1/15/2012	7,500	7,960
Wellpoint Inc.	6.800%	8/1/2012	10,000	10,898
Wrigley Co.	4.650%	7/15/2015	5,700	5,513
Wyeth	6.950%	3/15/2011 (3)	10,000	10,784
Energy (1.7%)
Amerada Hess Corp.	6.650%	8/15/2011	4,600	4,909
Conoco Funding Co.	6.350%	10/15/2011	12,000	12,874
Diamond Offshore Drilling	5.150%	9/1/2014	6,680	6,618
GS-Caltex Oil Corp.	5.500%	10/15/2015 (2)	6,000	5,913
LG Caltex Oil Corp.	5.500%	8/25/2014 (2)	4,000	3,969
Oil Enterprises Ltd.	6.239%	6/30/2008 (1)(2)(5)	2,640	2,720
Petrobras International Finance	7.750%	9/15/2014	400	426
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)(5)	22,826	23,735
PF Export Receivables Master Trust	3.748%	6/1/2013 (1)(2)	2,828	2,652
PF Export Receivables Master Trust	6.436%	6/1/2015 (1)(2)	5,082	5,011
Statoil	5.125%	4/30/2014 (2)	10,000	9,995
XTO Energy, Inc.	6.250%	4/15/2013	5,000	5,269
Technology (0.6%)
Affiliated Computer Services	5.200%	6/1/2015	7,000	6,306
Computer Associates Inc.	4.750%	12/1/2009 (2)	1,575	1,531
First Data Corp.	5.625%	11/1/2011	7,750	7,916
Pitney Bowes, Inc.	5.000%	3/15/2015	10,000	9,865
Pitney Bowes, Inc.	4.750%	1/15/2016	5,000	4,788
Transportation (2.9%)
Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/2010 (1)	2,029	2,128
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	5,000	5,392
Burlington Northern Santa Fe Corp.	4.300%	7/1/2013	5,000	4,702
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,105
Continental Airlines, Inc.	6.648%	9/15/2017 (1)	1,261	1,220
Continental Airlines, Inc.	9.798%	4/1/2021 (1)	2,485	2,463
CSX Corp.	6.750%	3/15/2011	9,095	9,742
CSX Corp.	5.300%	2/15/2014	5,000	4,968
ERAC USA Finance Co.	7.950%	12/15/2009 (2)	10,000	10,985
ERAC USA Finance Co.	8.000%	1/15/2011 (2)	5,740	6,383
FedEx Corp.	3.500%	4/1/2009	2,700	2,571
Greenbrier Co. Inc.	8.375%	5/15/2015	1,100	1,130
Hertz Corp.	6.625%	5/15/2008	5,000	5,110
JetBlue Airways Corp.	8.120%	3/15/2008 (1)(3)	1,256	1,263
JetBlue Airways Corp.	6.890%	11/15/2008 (1)(3)	1,400	1,380
JetBlue Airways Corp.	4.245%	12/15/2013 (1)(3)	5,479	5,423
JetBlue Airways Corp.	4.290%	3/15/2014 (3)	7,150	7,101
JetBlue Airways Corp.	4.240%	11/15/2016 (3)	4,765	4,729
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	11,365
Quantas Airways	5.125%	6/20/2013 (2)	11,700	11,314
Ryder System	5.000%	6/15/2012	6,000	5,738
Southwest Airlines Co.	5.250%	10/1/2014	3,625	3,472
Southwest Airlines Co.	5.125%	3/1/2017	7,400	6,780
TFM SA de CV	12.500%	6/15/2012	1,840	2,137
Union Pacific Corp.	3.625%	6/1/2010	9,500	8,921
Union Pacific Corp.	6.650%	1/15/2011	8,223	8,765
Union Pacific Corp.	5.214%	9/30/2014 (2)	6,000	5,923
Other (1.7%)
Black & Decker Corp.	7.125%	6/1/2011	8,550	9,208
Briggs & Stratton Corp.	8.875%	3/15/2011	4,150	4,689
Cintas Corp.	6.000%	6/1/2012	5,000	5,273
Eaton Corp.	5.750%	7/15/2012	10,000	10,351
Hughes Supply Inc.	5.500%	10/15/2014	10,000	9,582
Parker Retirement Savings Plan Trust	6.340%	7/15/2008 (1)(2)	1,647	1,683
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	5,990
Targeted Return Index Securities Trust 10-2002	6.962%	1/15/2012 (2)	17,100	18,739
Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007 (2)	10,476	10,704
Thermo Electron Corp.	5.000%	6/1/2015	4,700	4,519

				1,816,277

Utilities (7.8%)
Electric Utilities (6.1%)
Alabama Power Co.	4.026%	8/25/2009 (3)	5,000	5,016
Baltimore Gas & Electric Co.	6.700%	12/1/2006	9,000	9,172
Carolina Power & Light Co.	5.150%	4/1/2015	7,000	6,865
CMS Energy Corp.	6.300%	2/1/2012	2,675	2,662
Columbus Southern Power	4.400%	12/1/2010	6,000	5,807
Columbus Southern Power	5.500%	3/1/2013	10,000	10,051
Dominion Resources, Inc.	6.250%	6/30/2012	6,000	6,277
Dominion Resources, Inc.	5.000%	3/15/2013	9,000	8,723
Entergy Gulf States, Inc.	3.600%	6/1/2008	14,100	13,499
Entergy Gulf States, Inc.	5.250%	8/1/2015	10,000	9,303
FPL Group Capital, Inc.	7.375%	6/1/2009	10,000	10,801
Georgia Power Capital Trust	4.875%	11/1/2042	5,000	4,979
GWF Energy LLC	6.131%	12/30/2011 (1)(2)	3,374	3,394
HQI Transelec Chile SA	7.875%	4/15/2011	20,379	22,519
Jersey Central Power & Light	5.625%	5/1/2016	5,000	5,104
Korea East-West Power Co.	4.875%	4/21/2011 (2)	5,000	4,810
LG&E Capital Corp.	6.460%	1/15/2008 (2)	5,000	5,159
MidAmerican Energy Co.	5.125%	1/15/2013	9,000	8,979
NiSource Finance Corp.	7.875%	11/15/2010	5,594	6,209
Nstar	8.000%	2/15/2010	20,000	22,240
Ohio Edison	4.000%	5/1/2008	5,000	4,877
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,768
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,000	4,819
PacifiCorp Australia LLC	6.150%	1/15/2008 (2)(6)	14,000	14,353
PECO Energy Co.	5.950%	11/1/2011	15,000	15,805
PECO Energy Co.	4.750%	10/1/2012	4,500	4,380
Pepco Holdings, Inc.	4.495%	6/1/2010 (3)	3,075	3,084
Potomac Electric Power	4.950%	11/15/2013	5,465	5,368
PPL Electric Utilities Corp.	6.250%	8/15/2009	10,000	10,441
Public Service Co. of Colorado	5.500%	4/1/2014	7,000	7,126
Public Service Co. of New Mexico	4.400%	9/15/2008	1,600	1,568
Public Service Electric & Gas	4.000%	11/1/2008	2,950	2,874
Southern California Edison Co.	7.625%	1/15/2010	20,000	21,802
SP PowerAssets Ltd.	5.000%	10/22/2013 (2)	15,000	14,890
Texas - New Mexico Power Co.	6.125%	6/1/2008	4,475	4,531
United Electric Distribution	4.700%	4/15/2011 (2)	10,000	9,781
Natural Gas (1.7%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	10,822
Atmos Energy Corp.	4.950%	10/15/2014	6,420	6,145
Enbridge Energy Partners	4.750%	6/1/2013	10,000	9,491
Enbridge Energy Partners	4.900%	3/1/2015	5,000	4,842
Enterprise Products Operating LP	4.000%	10/15/2007	2,750	2,686
Florida Gas Transmission	7.625%	12/1/2010 (2)	5,000	5,475
Gulfstream Natural Gas Systems	5.560%	11/1/2015 (2)	8,500	8,472
KeySpan Corp.	7.875%	2/1/2010	10,000	11,104
Plains All American Pipeline LP	4.750%	8/15/2009	2,850	2,791
Plains All American Pipeline LP	5.875%	8/15/2016	6,500	6,578
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009 (1)(2)	7,655	7,366
Southern California Gas Co.	4.375%	1/15/2011	5,000	4,868
TGT Pipeline, LLC	5.500%	2/1/2017	2,900	2,837
Yosemite Security Trust	8.250%	11/15/2004 (2)**	2,500	1,388

				386,901

Total Corporate Bonds
(Cost $4,262,134)				4,207,191

Tax-Exempt Municipal Bonds (1.1%)

Atlanta GA Water & Wastewater Rev	5.250%	11/1/2015	5,000	5,434
Mecklenburg County NC GO	5.000%	3/1/2013	11,145	12,036
Michigan GO	5.500%	12/1/2014	10,000	11,167
North Carolina GO	5.000%	3/1/2013	7,870	8,499
Pennsylvania GO	5.000%	7/1/2012	15,000	16,133

Total Taxable Municipal Bonds
(Cost $55,141)				53,269

Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)

China Development Bank	5.000%	10/15/2015	1,500	1,452
Corp. Andina de Fomento	6.875%	3/15/2012	4,225	4,619
Corp. Andina de Fomento	5.200%	5/21/2013	5,000	4,941
Export-Import Bank of Korea	4.125%	2/10/2009 (2)	4,800	4,673
Financement Quebec	5.000%	10/25/2012	10,000	10,074
Korea Development Bank	4.750%	7/20/2009	15,950	15,759
Korea Highway Corp.	4.875%	4/7/2014 (2)	5,000	4,836
Pemex Finance Ltd.	9.690%	8/15/2009 (1)	12,000	12,980
Pemex Project Funding Master Trust	5.750%	12/15/2015 (2)	8,650	8,399
Petroleum Export Limited	5.265%	6/15/2011 (1)(2)	6,276	6,255
Petroliam Nasional Bhd	7.750%	8/15/2015 (2)	10,000	11,840
Republic of Korea	4.875%	9/22/2014	9,325	9,103
United Mexican States	6.375%	1/16/2013	6,000	6,273

Total Sovereign Bonds
(Cost $98,958)				101,204

Preferred Stocks (0.2%)			Shares

Goldman Sachs Group, Inc.	4.510%		159,000	4,018
Public Storage, Inc. REIT	6.600%		75,850	1,862
Southern California Edison Co.	6.125%		21,000	2,079

Total Preferred Stocks
(Cost $7,971)				7,959

Temporary Cash Investments (0.1%)

Money Market Fund
† Vanguard Market Liquidity Fund, 3.851%			7,227,801	7,228

Total Temporary Cash Investments
(Cost $7,228)				7,228

Total Investments (99.1%)
(Cost $4,917,320)				4,882,254

Other Assets and Liabilities—Net (0.9%)				46,652

Net Assets (100%)				4,928,906

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Non-income-producing security-security in default.
†Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $601,041,000, representing 12.2% of net assets.
(3)Adjustable-rate note.
(4)Securities with a value of $3,678,000 have been segregated as initial margin for open futures contracts.
(5)Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
(6)Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2005, the cost of investment securities for tax purposes was $4,929,991,000. Net unrealized depreciation of investment securities for tax purposes was $47,737,000, consisting of unrealized gains of $68,753,000 on securities that had risen in value since their purchase and $116,490,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year Teasury Bond	678	75,915	(1,679)
10-Year Treasury Note	(180)	19,522	401
5-Year Treasury Note	(131)	13,872	243
2-Year Treasury Note	(60)	12,312	76

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 16, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.